METROPOLITAN WEST FUNDS

TOTAL RETURN BOND FUND
LOW DURATION BOND FUND
ALPHATRAK 500 FUND
INTERMEDIATE BOND FUND

SEMI-ANNUAL REPORT
(Unaudited)
September 30, 2002

Metropolitan West Funds

Dear Fellow Shareholder,

As indicated by our prior correspondence over recent months, the capital markets in 2002 have been characterized by substantial volatility, with mixed economic news and geopolitical tensions conspiring to erode investor optimism. Add in a lack of confidence spurred by widely publicized shortcomings in corporate governance and, not surprisingly, the near-term backdrop for long-term investors has been especially challenging.

Year-to-date investment returns have dramatically highlighted these circumstances: the broad stock market, as measured by the Standard & Poor’s 500 Equity Index, has lost nearly 30%, while Treasury securities, generally viewed as a safe haven from tumultuous markets, have posted double digit gains in the falling interest rate environment. Echoing the difficulties of the equity market, the corporate bond market came under pressure as weak technical conditions, i.e., a lack of demand for corporate securities, overwhelmed fundamental value considerations and led to poor relative performance. This was especially true of certain industries, namely telecommunications and energy, which experienced particularly weak price performance, a circumstance that was exacerbated by serial downgrades from the credit rating agencies.

Fund Results
While the income produced by the Funds’ holdings over the period provided the diversifying properties expected in a bond portfolio, the total rates of return were adversely affected by downside price volatility in the investment grade corporate bond market. Certainly, the short-term performance has been disappointing to all of us shareholders alike. However, it is our view that, over the long-term, the strategies implemented in the management of the Funds will produce results more consistent with expectations, both yours and ours.

Investment returns of the Funds, net of fees, were as follows:

	One Year Period Ended	Three Year Period (Annualized) Ended	Five Year Period (Annualized) Ended	Since Inception (Annualized) Through
	September 30, 2002	September 30, 2002	September 30, 2002	September 30, 2002
Metropolitan West Low Duration Bond Fund — Class M	-2.61%	+4.31%	+5.28%	+5.70%

Merrill Lynch 1-3 Year US Treasury Index*	+5.64%	+7.24%	+6.57%	+6.75%

Metropolitan West Total Return Bond Fund — Class M	-5.46%	+4.60%	+5.77%	+6.67%

Lehman Brothers Aggregate Index*	+8.60%	+9.48%	+7.83%	+8.44%

Metropolitan West AlphaTrak 500 Fund	-26.41%	-14.33%	N/A	-6.78%

S&P 500 Equity Index*	-20.48%	-12.87%	N/A	-6.30%

Inception Date for the M-Class Low Duration and Total Return Bond Funds is March 31, 1997.
Inception Date for the AlphaTrak 500 Fund is June 29, 1998.

	One Year Period Ended	Since Inception (Annualized) Through
	September 30, 2002	September 30, 2002
Metropolitan West Low Duration Bond Fund — Class I	–2.52%	+4.18%

Merrill Lynch 1-3 Year US Treasury Index*	+5.64%	+7.96%

Metropolitan West Total Return Bond Fund — Class I	–5.27%	+4.61%

Lehman Brothers Aggregate Index*	+8.60%	+10.57%

Metropolitan West Intermediate Bond Fund — Class I	N/A	N/A

Lehman Intermediate Gov’t Credit Index*	N/A	N/A

Inception Date for the I-Class Low Duration and Total Return Bond Funds is March 31, 2000.
Inception Date for the I-Class Intermediate Bond Fund is June 28, 2002.

The Market Ahead
Although recent economic growth has been sporadic and not as robust as originally expected, the Fed has indicated that recovery is proceeding, and has maintained an accommodative 1.75% funds rate through September. The generational low in interest rates has fueled wave after wave of mortgage refinancing activity, the result of which continues to put additional cash in the hands of consumers.

From a strategic perspective, with Treasury rates at the lowest levels since the 1950’s, the Funds’ Adviser (“MWAM”) sees increasing risks for rising interest rates. Given the considerable monetary and fiscal stimulus injected to the domestic economy over the past 21 months, MWAM’s ongoing expectation for a sustainably higher pace of economic growth underlies a defensive duration stance relative to the respective benchmarks. From a sector perspective, MWAM remains constructive on the yield opportunities in corporate and asset-backed securities. Notwithstanding the prevailing pessimism over the last several months in the corporate sector, MWAM remains committed to a long-term view and toward a return to rationality in a pricing environment that has appeared increasingly and unduly cheap (and, needless to say, without historical precedent). Among asset-backed securities, MWAM maintains a relative overweight to high quality issues backed by home-equity and manufactured housing loans. With the prospective risks in mortgage-backed securities now leaning toward duration extension, MWAM continues to favor structures with (1) less vulnerability to prepayments, and (2) seasoned loans as underlying collateral.

A Consistent Long-Term Value Orientation
A truism of investing is that markets go through cycles – mostly between optimism and pessimism, but sometimes to the extremes of their radical cousins: greed and panic. While the late 1990’s saw the equity markets exude an “irrational exuberance” that lifted the NASDAQ to 5,000, today we find much of the corporate bond market projecting “irrational gloom” with prices reflecting fears of an economic depression. Through this exceptional period, in which all but the most sober-minded of investors apparently have grown impatient with discipline, we find optimism for better performance ahead rooted in a faithful adherence to a long-term perspective and an investment philosophy based on fundamental value and diversification.

In closing, be assured that we share your perspective and concerns over the recent performance of the Funds and look forward to a normalization in the valuation environment. As always, we thank you for your continued support of and participation in the Metropolitan West Funds, particularly through the difficulty of the recent markets.

Sincerely,

Scott Dubchansky
President and Trustee

Past performance is no guarantee of future results. Share prices will fluctuate, and you may have a gain or loss when you redeem shares. Unlike a mutual fund, the performance of an unmanaged index assumes no transaction costs, taxes, management fees, or other expenses. A direct investment in an index is not possible. U.S. Treasury bonds, unlike mutual funds, are insured direct obligations of the U.S. Government that offer a fixed rate of return when held to maturity.

* Are unmanaged indices that are not available for direct investment.

Total Return Bond Fund
Schedule of Portfolio Investments
September 30, 2002 (Unaudited)

	Principal Amount	Issues	Value

Bonds—88.37%
Asset-Backed Securities—20.25%[3]	$ 9,891,000	American Business Financial Services 2002-1 A5, 6.51%, 12/15/32	$10,858,468
	25,300,000	American Business Financial Services 2002-2 AIO (IO), 10.00%, 06/15/33	3,993,453
	1,403,353	Amresco Residential Securities Mortgage 1998-2 B1F, 7.72%, 06/25/28	1,384,057
	7,400,853	AQ Finance NIM Trust 2002-1 NOTE, 9.50%, 06/25/32[4]	7,411,214
	3,000,000	Atherton Franchisee Loan Funding 1999-A E, 8.25%, 10/15/15[4]	1,779,375
	3,000,000	Bankamerica Manufactured Housing Contract 1998-2 B1, 7.93%, 12/10/25	932,400
	3,100,000	Conseco Finance 2000-C B2 (FRN), 3.87%, 07/15/29	2,835,610
	7,500,000	Conseco Finance 2001-C A4, 6.19%, 03/15/30	8,042,964
	5,000,000	Conseco Finance 1999-F M2, 9.30%, 10/15/30	5,432,219
	5,000,000	Conseco Finance 2000-B MF1, 8.14%, 02/15/31	5,378,556
	3,040,000	Conseco Finance 2001-A IA5, 7.06%, 03/15/32	3,301,507
	2,500,000	Conseco Finance 2001-A IIA3, 7.20%, 03/15/32	2,743,346
	4,000,000	Conseco Finance 2001-A IM2, 8.02%, 03/15/32	4,319,828
	15,000,000	Conseco Finance 2002-A A2, 4.69%, 04/15/32	15,103,076
	5,000,000	Conseco Finance 2002-A B2 (FRN), 7.57%, 04/15/32[4]	4,455,000
	7,848,000	Conseco Finance 2001-C A5, 6.79%, 08/15/33	8,345,084
	2,812,000	Countrywide Asset-Backed Certificates 2001-HLV1 A4, 6.95%, 02/10/21	2,830,483
	6,227,000	Countrywide Asset-Backed Certificates 2001-HLV1 A5, 7.20%, 07/10/22	6,308,729
	3,000,000	Countrywide Asset-Backed Certificates 2001-1 BF2 (FRN), 4.01%, 07/25/31	3,035,791
	3,852,737	CS First Boston Mortgage Securities Corp. 2002-H1N A, 8.00%, 08/27/32[4]	3,744,980
	10,000,000	Duke Funding I Ltd., 1A B1, 8.27%, 11/10/35[4]	10,962,500
	10,353,000	Empire Funding Home Loan Owner Trust 1997-4 A5, 7.66%, 01/25/24	11,289,087
	995,346	Empire Funding Home Loan Owner Trust 1999-1 M2, 9.00%, 05/25/30	1,065,361
	1,000,000	Falcon Franchise Loan LLC 1999-1 D, 8.40%, 07/05/13[4]	1,027,656
	1,000,000	Falcon Franchise Loan LLC 1999-1 E, 6.50%, 01/05/14[4]	620,469
	1,050,335	First Union Home Equity Loan Trust 1997-3 B, 7.39%, 03/25/29	1,086,113

Bonds (continued)
Asset-Backed Securities (continued)	$ 3,000,000	FMAC Loans Receivables Trust 1998-CA A2, 6.66%, 01/15/12[4]	$ 2,626,875
	10,480,000	FMAC Loans Receivables Trust 1998-A A3, 6.69%, 09/15/20[4]	8,297,215
	14,719,086	FMAC Loans Receivables Trust 1998-BA A2, 6.74%, 11/15/20[4]	14,013,816
	17,605,000	Galileo Securities, Inc. 2002-1A A1 (FRN), 1.45%, 02/03/11	15,440,131
	11,023,960	GMAC Mortgage Corporation Loan Trust 2001-HE2 II3, 5.67%, 09/25/31	11,062,544
	2,305,000	Green Tree Financial Corp., 1995-5 B2, 7.65%, 09/15/26	817,720
	10,303,677	Green Tree Financial Corp., 1999-4 A4, 6.64%, 05/01/31	10,462,083
	1,000,000	Green Tree Home Equity Loan Trust 1997-B M1, 7.65%, 04/15/27	1,055,180
	4,250,000	Green Tree Home Equity Loan Trust 1998-C B2, 8.06%, 07/15/29	2,534,532
	2,000,000	Green Tree Home Improvement Loan Trust 1997-E HEB2, 7.77%, 01/15/29	1,322,893
	3,000,000	Green Tree Home Improvement Loan Trust 1998-B HEB2, 8.49%, 11/15/29	1,917,189
	5,000,000	Green Tree Home Improvement Loan Trust 1998-B HEM2, 7.33%, 11/15/29	5,216,405
	375,244	Green Tree Recreational Equipment & Consumer Trust 1998-A AH, 6.71%, 05/15/29	404,630
	750,489	Green Tree Recreational Equipment & Consumer Trust 1998-A A4H, 8.26%, 05/15/29	814,063
	5,195,000	Green Tree Recreational Equipment & Consumer Trust 1996-D CTFS, 7.24%, 12/15/22	5,205,817
	4,356,000	Indymac Home Equity Loan Asset-Backed Trust 2001-B AF5, 7.01%, 04/25/31	4,558,238
	360,239	Irwin Home Equity 1999-3 A2, 7.69%, 10/25/09	386,394
	10,000,000	Keystone Owner Trust 1998-P2 A5, 7.40%, 01/25/29[4]	10,803,130
	467,416	Master Financial Asset Securitization Trust 1998-2 A3, 6.60%, 11/20/18	474,153
	14,001,159	NC Finance Trust 2002-1 NOTE, 9.25%, 03/25/32[4]	14,020,760
	6,000,000	Newbury Funding CBO (IO), 18.25%, 02/15/06[4]	2,528,400
	2,750,000	Newbury Funding CBO Ltd. 2000-1 A3 (FRN), 4.50%, 02/15/30[4]	2,563,275
	7,500,000	Oakwood Mortgage Investors, Inc. 2000-A M1, 8.30%, 04/15/30	8,149,172
	7,546,404	Option One Mortgage Securities Corp. NIM 2002-2A CFTS, 8.83%, 06/26/32[4]	7,561,731

See accompanying notes to financial statements.

Total Return Bond Fund
Schedule of Portfolio Investments
September 30, 2002 (Unaudited)

	Principal Amount	Issues	Value

Bonds (continued)
Asset-Backed Securities (continued)	$ 3,913,845	Pegasus Aviation Lease Securitization 2000-1 C1, 7.83%, 03/25/30[4]	$ 2,496,912
	16,535,026	Polaris Securities, Inc. A1 (PO), 6.34%[5], 02/17/09[4,6]	12,995,488
	1,404,874	Provident Bank Home Equity Loan Trust 1997-4 A3, 6.91%, 01/25/29	1,484,927
	2,903,461	Prudential 2000-1 CBO, 37.85%[7], 10/15/35	1,863,659
	2,500,000	Prudential Structured Finance CBO 1A B2, 13.13%, 11/15/35[4]	1,614,062
	2,583,000	Residential Asset Mortgage Products, Inc. 2000-RZ1 A3, 8.27%, 10/25/29	2,798,138
	373,494	Residential Asset Mortgage Products, Inc. 2000-RS1 A1, 8.00%, 03/25/30	401,574
	14,825,000	Residential Asset Mortgage Products, Inc. 2002-RZ1 A5, 6.60%, 03/25/32	15,920,726
	12,749,000	Residential Asset Mortgage Products, Inc. 2002-RS5 AI5, 5.41%, 09/25/32	12,929,488
	2,250,000	Residential Funding Mortgage Securities 2000-HI1 AI7, 8.29%, 02/25/25	2,538,824
	4,300,000	Residential Funding Mortgage Securities 1999-HI6 AI7, 8.10%, 09/25/29	4,871,934
	5,000,000	Seneca Funding I Ltd. 1A A (FRN), 4.57%, 05/31/29[4]	4,253,320
	2,000,000	Signature 1 CBO, 16.97%[7], 10/15/09	1,904,000
	3,000,000	Signature 5 L.P. 5A B2, 8.41%, 10/27/12[4]	3,176,718
	5,280,000	Vanderbilt Acquisition Loan Trust 2002-1 A4, 6.57%, 05/07/27	5,524,200
	3,886,554	Xerox Equipment Lease Owner Trust 2001-1 A (FRN), 3.82%, 02/15/08[4]	3,898,700

		Total Asset-Backed Securities	339,196,342

Corporates—37.15%[2]
Airlines—4.08%	22,581,687	American Airline 2001-1 B, 7.38%, 05/23/19	18,862,754
	4,308,208	American Airline 2001-1 A-1, 6.98%, 05/23/21	3,872,956
	9,831,753	Continental Airlines, Inc. 99-2, 7.26%, 03/15/20	9,513,254
	7,455,000	Delta Air Lines 2001-1 A-2, 7.11%, 09/18/11	7,857,916
	4,575,000	Delta Air Lines 2001-1 B, 7.71%, 09/18/11	4,404,134
	12,800,563	United Air Lines 97A (FRN), 2.03%, 12/02/02	11,547,708
	4,096,181	United Air Lines (FRN), 2.03%, 12/02/02[4]	3,695,267
	9,759,880	United Air Lines 2001-1 A-1, 6.07%, 03/01/13	8,640,422

			68,394,411

Corporates (continued)
Banks—1.88%	$ 500,000	BT Institutional Capital Trust Bank, 7.75%, 12/01/26[4]	$ 541,244
	22,000,000	Capital One Financial, 7.25%, 05/01/06	18,986,088
	1,500,000	Crestar Capital Trust I, 8.16%, 12/15/26	1,743,458
	500,000	Den Norske Bank (FRN), 1.94%, 08/29/49	384,613
	2,100,000	First Chicago NBD Institution Cap A, 7.95%, 12/01/26[4]	2,361,500
	50,000	Popular NA, Inc. (FRN) (MTN), 3.51%, 10/15/03	50,487
	6,170,000	Royal Bank Of Scotland Group PLC, 7.38%, 04/29/49	6,896,801
	500,000	Wachovia Bank NA, 7.70%, 08/01/10	556,793

			31,520,984

Chemicals—0.03%	1,500,000	Mississippi Chemical Corp., 7.25%, 11/15/17[6]	457,500

Commercial Services—0.45%	2,000,000	Hertz Corp., 6.00%, 01/15/03	2,001,600
	5,500,000	PHH Corp. (MTN), 8.13%, 02/03/03	5,514,443

			7,516,043

Electric—1.35%	44,970,000	Calpine Canada Energy Finance Co., 8.50%, 05/01/08	18,662,550
	7,770,000	NRG Energy, 6.75%, 07/15/06[6]	1,748,250
	9,650,000	NRG Energy, 7.50%, 06/15/07[6]	2,171,250

			22,582,050

Finance—11.73%	5,000,000	Aeltus CBO II, 7.98%, 08/06/09[4]	4,072,655
	7,221,133	Air 2 US, 8.03%, 10/01/19[4]	5,108,266
	10,000,000	Air 2 US, 8.63%, 10/01/20[4]	6,456,250
	3,400,000	Capital One Bank, 6.38%, 02/15/03	3,350,156
	5,000,000	Capital One Bank, 6.65%, 03/15/04	4,737,480
	14,400,000	Capital One Bank, 6.88%, 02/01/06	13,477,248
	60,000,000	Corporate-Backed Trust Certificates RSA (IO), 1.25%, 10/15/29	7,120,920
	55,849,000	Finova Group, Inc., 7.50%, 11/15/09	17,313,190
	7,350,000	Ford Motor Credit Co. (FRN), 2.11%, 06/20/03	7,186,661
	5,880,000	Ford Motor Credit Co., 7.50%, 03/15/05	5,920,290
	6,614,000	Ford Motor Credit Co., 7.60%, 08/01/05	6,653,492
	11,000,000	Ford Motor Credit Co., 6.88%, 02/01/06	10,834,307
	6,600,000	Ford Motor Credit Co., 6.50%, 01/25/07	6,375,072
	19,275,000	Ford Motor Credit Co., 7.88%, 06/15/10	19,035,373
	8,240,000	Ford Motor Credit Co., 7.38%, 02/01/11	7,784,015
	6,685,000	Ford Motor Credit Co., 7.25%, 10/25/11	6,189,541

See accompanying notes to financial statements.

Total Return Bond Fund
Schedule of Portfolio Investments
September 30, 2002 (Unaudited)

	Principal Amount	Issues	Value

Corporates (continued)
Finance (continued)	$18,400,000	General Motors Acceptance Corp. (FRN) (MTN), 2.58%, 01/20/04	$18,067,144
	3,610,000	General Motors Acceptance Corp. (FRN) (MTN), 2.61%, 05/04/04	3,521,999
	22,035,000	General Motors Acceptance Corp., 6.88%, 09/15/11	21,514,820
	4,500,000	MBNA America Bank NA (FRN), 2.08%, 06/10/04	4,409,482
	1,085,000	MBNA Corp. (FRN) (MTN), 2.42%, 05/23/03	1,080,759
	5,000,000	National Rural Utilities (FRN) (MTN), 2.82%, 04/26/04	5,014,990
	10,170,000	National Rural Utilities (MTN), 7.25%, 03/01/12	11,316,983

			196,541,093

Insurance—2.21%	10,080,000	American Financial Group, 7.13%, 04/15/09	9,636,571
	5,000,000	CNA Financial Corp., 7.25%, 11/15/23	4,301,820
	9,900,000	Conseco Finance Trust III, 8.80%, 04/01/27[6,9]	74,250
	1,200,000	Conseco, Inc., 8.50%, 10/15/02[6,9]	150,000
	19,200,000	Conseco, Inc., 8.75%, 02/09/04[6,9]	2,400,000
	2,400,000	Conseco, Inc., 9.00%, 10/15/06[6,9]	300,000
	5,250,000	Fairfax Financial Holdings, 7.38%, 03/15/06	3,871,733
	3,000,000	Liberty Mutual Insurance Co., 7.70%, 10/15/97[4,6]	2,518,020
	2,500,000	Lumbermen's Mutual Casualty Co., 9.15%, 07/01/26[4,6]	1,084,250
	1,300,000	Lumbermen's Mutual Casualty Co., 8.30%, 12/01/37[4,6]	560,963
	3,250,000	Lumbermen's Mutual Casualty Co., 8.45%, 12/01/97[4,6]	1,404,552
	750,000	MBIA, Inc., 6.63%, 10/01/28	797,441
	1,200,000	Nationwide Mutual Insurance, 8.25%, 12/01/31[4]	1,301,492
	7,270,000	Royal & Sun Alliance Ins., 8.95%, 10/15/29	7,029,792
	1,800,000	Zurich Capital Trust I, 8.38%, 06/01/37[4]	1,497,485

			36,928,369

Oil & Gas—1.12%	4,000,000	Noble Aff/Atlantic Meth, 8.95%, 12/15/04[4]	4,269,176
	14,000,000	Sempra Energy Co., 6.80%, 07/01/04	14,464,212

			18,733,388

Pipelines—2.64%	950,000	Williams Co., Inc., 9.25%, 03/15/04	726,750
	12,000,000	Williams Co., Inc., 7.13%, 09/01/11	7,500,000
	10,350,000	Williams Co., Inc., 8.13%, 03/15/12[4]	6,675,750
	23,900,000	Williams Co., Inc., 7.63%, 07/15/19	13,264,500

Corporates (continued)
Pipelines (continued)	$11,600,000	Williams Co., Inc., 7.88%, 09/01/21	$6,554,000
	12,500,000	Williams Co., Inc., 7.50%, 01/15/31	6,812,500
	5,000,000	Williams Co., Inc., 7.75%, 06/15/31	2,725,000

			44,258,500

Real Estate Investment Trust (REIT)—2.37%	500,000	Developers Diversifield Realty Corp. (MTN), 6.84%, 12/16/04	535,086
	1,000,000	Developers Diversifield Realty Corp. (MTN), 7.50%, 07/15/18	969,574
	1,700,000	Highwoods Exercisable Put Option, 7.19%, 06/15/04[4]	1,753,538
	3,000,000	Highwoods Realty LP, 6.75%, 12/01/03	3,057,597
	5,000,000	Highwoods Realty LP, 8.00%, 12/01/03	5,165,560
	3,000,000	Simon Property Group, Inc., 7.05%, 04/01/03[4]	3,059,628
	1,000,000	Simon Property Group LP, 6.75%, 07/15/04	1,059,522
	18,420,000	United Dominion Realty Trust, 8.63%, 03/15/03	18,854,270
	2,000,000	United Dominion Realty Trust (MTN), 7.67%, 01/26/04	2,084,628
	2,800,000	United Dominion Realty Trust (MTN), 7.73%, 04/05/05	3,074,865

			39,614,268

Secured Assets —3.70%	2,000,000	Century Funding Ltd., 1A C, 10.00%, 02/15/11[4,6]	975,938
	5,000,000	Hercules Trust I (FRN), 3.00%, 06/10/03[4]	4,760,000
	10,000,000	Ingress I Ltd., B-A, 7.38%, 03/30/40[4]	10,489,060
	11,250,000	Ingress I Ltd., C-A, 8.01%, 03/30/40[4]	11,889,563
	4,172,105	Magnus Funding Ltd., 1A B (FRN), 3.33%, 06/15/11[4]	3,012,260
	5,691,903	Magnus Funding Ltd., 1A C, 10.28%, 06/15/11[4,6]	3,773,555
	5,000,000	ML CBO Series 1996-PM-1 B, 7.87%, 12/17/06[4,6]	2,605,500
	13,750,000	NorthStar CBO Ltd., 1997-2 A3, 6.68%, 07/15/09[4]	4,498,835
	2,750,000	North Street 2000-1A C (FRN), 3.56%, 04/28/11[4]	2,475,000
	5,250,000	Pamco CLO 1998-1A B2 (FRN), 3.17%, 05/01/10[4]	2,782,500
	10,426,500	Triton CBO III Ltd., 1A B, 8.53%, 04/17/11[4]	7,459,827
	10,000,000	Van Kampen II Ltd., (FRN), 3.12%, 07/15/08[4]	7,289,060

			62,011,098

Telecommuni- cations—5.59%	6,000,000	AT&T Canada, Inc. 7.63%, 03/15/05[6,9]	765,000
	300,000	AT&T Canada, Inc. 10.75%, 11/01/07[6,9]	34,500
	6,750,000	Citizens Communications, 7.63%, 08/15/08	6,353,762
	9,783,000	Citizens Communications, 9.25%, 05/15/11	9,702,153

See accompanying notes to financial statements.

Total Return Bond Fund
Schedule of Portfolio Investments
September 30, 2002 (Unaudited)

	Principal Amount	Issues	Value

Corporates (continued)
Telecommuni- cations—(continued)	$5,000,000	MCI Communications Corp., 7.50%, 08/20/04[6,8]	$1,375,000
	17,000,000	Qwest Capital Funding, 5.88%, 08/03/04	11,560,000
	5,120,000	Qwest Capital Funding, 7.90%, 08/15/10	2,329,600
	2,700,000	Qwest Capital Funding, 7.25%, 02/15/11[4]	1,208,250
	4,500,000	Qwest Capital Funding, 7.25%, 02/15/11	2,025,000
	14,845,000	Qwest Capital Funding, 7.00%, 08/03/09	6,680,250
	10,053,000	Qwest Communications International, 7.50%, 11/01/08	3,970,935
	3,670,000	Sprint Capital Corp., 5.70%, 11/15/03	3,342,904
	26,650,000	Sprint Capital Corp., 6.00%, 01/15/07	18,336,239
	2,300,000	U.S. West Capital Funding, 6.25%, 07/15/05	1,288,000
	15,000,000	U.S. West Capital Funding, 6.38%, 07/15/08	6,675,000
	3,300,000	U.S. West Capital Funding, 6.88%, 07/15/28	1,270,500
	4,300,000	Worldcom, Inc., 7.38%, 01/15/03[4,6,8]	537,500
	29,000,000	Worldcom, Inc., 7.88%, 05/15/03[6,8]	3,625,000
	31,980,000	Worldcom, Inc., 6.25%, 08/15/03[6,8]	3,997,500
	8,927,000	Worldcom, Inc., 7.55%, 04/01/04[6,8]	1,115,875
	39,120,000	Worldcom, Inc., 6.50%, 05/15/04[6,8]	4,890,000
	20,500,000	Worldcom, Inc., 7.38%, 01/15/06[4,6,8]	2,562,500

			93,645,468

		Total Corporates	622,203,172

Mortgage-Backed—22.13%[3]
Commercial Mortgage-Backed —3.75%	22,250,000	Beckman Coulter, Inc. 2000-A A, 7.50%, 12/15/18[4]	24,068,248
	3,026,000	Commercial Mortgage Lease-Backed Certificate 2001-CMLB D, 7.88%, 06/20/31[4]	3,106,613
	5,026,000	Commercial Mortgage Lease-Backed Certificate 2001-CMLB E, 7.88%, 06/20/31[4]	5,028,352
	276,407,449	GMAC Commercial Mortgage Securities, Inc. 1998-C2 X (IO), 0.79%, 05/15/35[6]	9,117,438
	15,155,000	LB-UBS Commercial Mortgage Trust 2000-C4 A2, 7.37%, 08/15/26	17,906,896
	642,136	Lehman Structured Securities Corp. 1996-1 E2, 8.00%, 06/25/26	643,869

Mortgage-Backed (continued)
Commercial Mortgage-Backed (continued)	$3,080,260	Resolution Trust Corp. 1994-C1 F, 8.00%, 06/25/26	$3,082,185

			62,953,601

Non-Agency Mortgage-Backed —4.94%	8,616,228	ARC Net Interest Margin Trust 2002-1 A, 7.75%, 01/27/32[4]	8,521,992
	246,577	BA Mortgage Securities, Inc. 1998-2 2B3, 6.50%, 06/25/13[4]	243,610
	296,117	BA Mortgage Securities, Inc. 1998-3 2B3, 6.50%, 07/25/13[4]	304,380
	312,771	BA Mortgage Securities, Inc. 1998-4 2B3, 6.50%, 08/25/13[4]	323,772
	5,744,063	Banco de Credito y Securitizacion SA 2001-1 AF, 8.00%, 05/31/10[4,6]	2,533,706
	87,536	Bear Stearns Mortgage Securities, Inc. 1998-5 B4, 6.51%, 12/25/08[4]	89,547
	84,877	Bear Stearns Mortgage Securities, Inc. 1997-7 4B4, 7.00%, 01/25/13[4]	85,385
	3,050,129	Bear Stearns Structured Products, Inc. 1999-1 C, 6.32%, 11/30/13[4]	3,129,518
	1,797,559	Bear Stearns Structured Products, Inc. 1999-1 D, 6.32%, 11/30/13[4]	1,740,542
	891,420	Bear Stearns Structured Products, Inc. 1999-1 E, 6.32%, 11/30/13[4]	785,006
	3,573,285	BHN Mortgage Fund 2000-1 AF, 8.00%, 03/31/11[4,6]	1,576,176
	4,572,252	BHN Mortgage Fund 1997-2 A1 (FRN), 3.10%, 05/31/17[4,6]	1,742,485
	8,672,420	BHN Mortgage Fund 1997-2 A2, 7.54%, 05/31/17[4,6]	3,305,059
	24,678	Blackrock Capital Finance L.P. 1997-R2 AP, 9.30%, 12/25/35[4]	26,066
	3,000,000	Blaylock Mortgage Capital Corp. 1997-A B1, 6.43%, 10/25/04[4]	3,138,525
	2,000,000	Chase Mortgage Finance Corp. 2000-S1 A6, 7.25%, 02/25/30	2,028,950
	850,399	Citicorp Mortgage Securities, Inc. 1998-7 A4 (IO), 6.75%, 08/25/28[6]	52,363
	173,742	CMC Securities Corporation III 1998-1 2B4, 6.50%, 04/25/13[4]	166,689
	140,280	CMC Securities Corporation III 1994-A A19, 18.63%, 02/25/24	151,574
	3,707,354	Countrywide Alternative Loan Trust 1999-2 B2, 7.50%, 01/25/29	3,906,902
	454,847	Countrywide Home Loans 1998-14 B3, 6.50%, 09/25/13[4]	453,958
	2,090,743	DLJ Mortgage Acceptance Corp. 1994-QE1 S (IO), 3.82%, 04/25/24[4,6]	57,725
	582,685	DLJ Mortgage Acceptance Corp. 1994-Q8 IIS (IO), 1.85%, 05/25/24[6]	15,609

See accompanying notes to financial statements.

Total Return Bond Fund
Schedule of Portfolio Investments
September 30, 2002 (Unaudited)

	Principal Amount	Issues	Value

Mortgage-Backed (continued)
Non-Agency Mortgage-Backed (continued)	$430,319	DLJ Mortgage Acceptance Corp. 1994-QE2 S (IO), 4.03%, 06/25/24[4,6]	$1,136
	3,142,645	DLJ Mortgage Acceptance Corp. 1995-Q7 SA (IO), 3.08%, 11/25/25[6]	63,199
	3,407,220	DLJ Mortgage Acceptance Corp. 1996-QA S (IO), 3.02%, 01/25/26[4,6]	150,136
	2,098,706	DLJ Mortgage Acceptance Corp. 1996-QE3 SA (IO), 3.78%, 03/25/26[6]	41,974
	2,408,799	DLJ Mortgage Acceptance Corp. 1996-Q5 SA (IO), 6.06%, 06/25/26[6]	120,440
	51,362	First Boston Mortgage Securities Corp. 1993-6 A2, 7.00%, 06/25/23	51,284
	350,000	GE Capital Mortgage Services, Inc. 1994-2 A14, 6.75%, 01/25/09	368,881
	500,000	GE Capital Mortgage Services, Inc. 1994-6 A11, 6.50%, 04/25/24	496,317
	19,593	Guardian Savings And Loan Association 1989-3 A, 7.16%, 05/25/19	19,585
	1,461,878	IMPAC Secured Assets CMN Owner Trust 1999-2 A9 (IO), 9.00%, 01/25/30[6]	156,010
	273,140	Independent National Mortgage Corp.1994-Q B4, 7.50%, 09/25/14[4]	286,003
	17,588	Independent National Mortgage Corp.1995-N A5, 7.50%, 10/25/25	17,562
	4,442,121	Merrill Lynch Mortgage Investors, Inc. 2002-NC1N N1, 9.08%, 05/25/33[4]	4,451,143
	210,028	Norwest Integrated Structured Assets, Inc. 1999-2 1A2, 23.75%, 09/25/29	226,244
	315,150	Ocwen Residential MBS Corp. 1998-R2 AP, 6.86%, 11/25/34[4]	297,628
	285,724	Residential Accredit Loans, Inc. 1998-QS16 B1, 6.50%, 11/25/13	264,295
	2,208,408	Residential Accredit Loans, Inc. 1998-QS7 NB2, 6.75%, 07/25/28	2,219,682
	54,335,881	Residential Accredit Loans, Inc. 2001-QS17 A9A (IO), 5.60%, 11/25/31[6]	2,494,343
	4,714,589	Residential Asset Securitization Trust 1997-A4 A8, 7.75%, 06/25/27	4,798,862
	2,185,450	Residential Asset Securitization Trust 1999-A7 B3, 7.50%, 10/25/29	2,292,723
	163,955	Residential Funding Mortgage Sec I 1993-S42 A10, 8.30%, 10/25/08	178,096
	694,960	Residential Funding Mortgage Sec I 1997-S16 B1, 6.75%, 10/25/12	714,505
	8,208,053	Residential Funding Mortgage Sec I 2000-S16 A2, 7.50%, 12/25/30	8,277,698
	61,721	Resolution Trust Corp. 1995-2 B6, 5.25%, 05/25/29	62,049
	701,762	Ryland Mortgage Securities Corp. 1994-5 M3, 4.68%, 10/25/23	617,989

Mortgage-Backed (continued)
Non-Agency Mortgage-Backed (continued)	$ 5,457,458	Ryland Mortgage Securities Corp. III 1992-A 1C, 8.27%, 03/29/30	$ 5,551,135
	291,335	Structured Asset Mortgage Investments, Inc. 1998-8 3B4, 6.72%, 07/25/13	297,571
	150,000	Structured Asset Securities Corp. 1995-3B 2A1, 6.50%, 01/28/24	156,383
	647,251	Structured Asset Securities Corp. 1996-6 1A5, 7.50%, 08/25/26	665,539
	2,500,000	Structured Asset Securities Corp. 1997-2 2A4, 7.25%, 03/28/30	2,596,187
	3,095,457	Structured Asset Securities Corp. 2000-3 1A7, 8.00%, 07/25/30	3,149,266
	50,490	Structured Mortgage Asset Residential Trust 1991-7 I (IO), 15.52%, 12/25/22[6]	10,462
	2,519,691	Summit Mortgage Trust 2000-1 B1, 6.12%, 12/28/12[4]	2,761,029
	4,459,630	Wells Fargo Mortgage Backed Securities 2001-9 A14, 6.75%, 05/25/31	4,476,030

			82,710,925

U.S. Agency Mortgage-Backed —13.44%	32,635	Collateralized Mortgage Obligation Trust 57 D, 9.90%, 02/01/19	32,958
	33,011	Fannie Mae 1993-221 SD, 9.00%, 03/25/08	33,586
	3,143,764	Fannie Mae 1997-44 SB (IO), 4.24%, 06/25/08	184,607
	9,770,022	Fannie Mae 1999-46 PD, 6.50%, 03/25/20	9,898,152
	2,744,862	Fannie Mae 1993-132 D (PO), 0.00%, 10/25/22	2,503,958
	275,122	Fannie Mae 1993-115 S, 10.39%, 07/25/23	285,495
	5,983,295	Fannie Mae 1993-199 SD (IO), 0.88%, 10/25/23	108,614
	271,230	Fannie Mae 1997-34 SA, 15.31%, 10/25/23	347,254
	9,236,273	Fannie Mae 2001-82 SA, 28.40%, 07/25/29	12,256,367
	26,634,443	Fannie Mae 2002-7 SJ (IO), 5.44%, 01/25/32	1,103,018
	44,935,000	Fannie Mae Gold, 5.50%, 10/15/17	46,283,050
	5,052,828	Fannie Mae Pool C90573, 6.50%, 08/01/22	5,273,682
	62,342	Fannie Mae Pool 233672, 5.95%, 09/01/23	64,468
	19,621,476	Fannie Mae Pool P50019, 7.00%, 07/01/24	20,608,692
	74,277	Fannie Mae Pool 312155, 6.13%, 03/01/25	76,205
	23,617	Fannie Mae Pool 308798, 5.54%, 04/01/25	24,307
	230,619	Freddie Mac 1164 O (IO), 8.64%, 11/15/06	20,770

See accompanying notes to financial statements.

Total Return Bond Fund
Schedule of Portfolio Investments
September 30, 2002 (Unaudited)
	Principal Amount	Issues	Value

Mortgage-Backed (continued)
U.S. Agency Mortgage-Backed	$ 208,765	Freddie Mac 1515 SA, 8.61%, 05/15/08	$ 234,629
(continued)	642,002	Freddie Mac 1564 SA, 12.41%, 08/15/08	671,401
	1,110,983	Freddie Mac 1627 E, 6.00%, 02/15/23	1,120,754
	12,601,000	Freddie Mac 2029 PC, 6.00%, 05/15/23	12,898,928
	19,675,557	Freddie Mac 2145 MA, 6.00%, 07/15/26	20,088,744
	2,570,000	Freddie Mac 2420 BC, 6.50%, 07/15/26	2,690,225
	2,151,319	Freddie Mac 1980 Z, 7.00%, 07/15/27	2,296,187
	849,283	Freddie Mac 2098 TZ, 6.00%, 01/15/28	785,765
	110,386,766	Freddie Mac 2474 NS (IO), 5.73%, 01/15/28	6,987,096
	264,664	Freddie Mac 2156 S, 28.38%, 05/15/29	276,133
	22,974,000	Freddie Mac 2265 PB, 7.50%, 12/15/29	24,027,503
	1,990,575	Freddie Mac 2312 JA, 6.50%, 02/15/30	2,049,893
	25,000,000	Freddie Mac 2316 PB, 6.50%, 09/15/30	26,229,108
	10,000,000	Government National Mortgage Association 1997-8 PD, 7.50%, 04/16/26	10,270,412
	46,676,167	Government National Mortgage Association 1999-38 SP (IO), 0.25%, 05/16/26	146,404
	16,011,868	Government National Mortgage Association 2000-22 SG (IO), 8.98%, 05/16/30	3,017,691
	5,000,000	Government National Mortgage Association 2001-2 PB, 7.00%, 07/20/30	5,388,472
	6,000,000	Government National Mortgage Association 2001-62 AS, 14.64%, 09/20/31	6,078,750
	676,869	Government National Mortgage Association Pool 470634, 6.50%, 07/15/29	707,091

			225,070,369

		Total Mortgage-Backed	370,734,895

U.S. Treasury Securities—8.84%
U.S. Treasury Notes—7.51%	40,819,000	U.S. Principal Strip, 5.25%, 11/15/28	10,925,165
	61,367,000	U.S. Treasury Notes, 6.75%, 08/15/26	78,197,391
	34,536,000	U.S. Treasury Notes, 5.25%, 02/15/29	36,774,105

			125,896,661

U.S. Treasury Securities (continued)
U.S. Inflation Index Notes—1.33%	$ 18,064,000	U.S. Treasury Notes, 4.25%, 01/15/10	$ 22,287,853

		Total U.S. Treasury Securities	148,184,514

		Total Bonds
		(Cost $1,661,066,031)	1,480,318,923

Short Term Investments—13.48%
Money Market RIC—0.14%	2,355,270	J.P. Morgan Institutional Prime Money Market	2,355,270

U.S. Treasury Bills—13.34%	223,700,000	U.S. Treasury Bill, 1.57% to 1.67%[5], 10/31/02	223,394,302

		Total Short Term Investments
		(Cost $225,755,217)	225,749,572

		Total Investments—101.85%
		(Cost $1,886,821,248)[1]	1,706,068,495

		Cash and Other Assets, Less Liabilities—(1.85)%	(31,021,802)

		Net Assets—100.00%	$1,675,046,693

Notes: [1] Cost for Federal income tax purposes is $1,886,821,248 and net unrealized depreciation consists of:

Gross unrealized appreciation	$74,043,299
Gross unrealized depreciation	(254,796,052)

Net unrealized depreciation	$(180,752,753)

[2]   Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
[3]   Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.
[4]   Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualifield institutional buyers. The market value of these securities at September 30, 2002 was $301,905,409 representing 18.02% of total net assets.
[5]   Represents annualized yield at date of purchase.

See accompanying notes to financial statements.

Total Return Bond Fund
Schedule of Portfolio Investments
September 30, 2002 (Unaudited)

[6]	Securities determined to be illiquid under procedures approved by the Fund’s Board of Trustees. Information related to these securities are as follows:

Security	Date of Purchase	Cost	Value	% of TNA

AT&T Canada, Inc., 10.75%, 11/01/07	11/30/01	$215,571	$34,500	0.00%
AT&T Canada, Inc., 7.63%, 03/15/05	01/14/02	2,767,207	765,000	0.05%
Banco de Credito y Securitizacion SA
2001-1 AF, 8.00%, 05/31/10	01/23/01	5,643,079	2,533,706	0.15%
BHN Mortgage Fund
1997-2 A1, 3.10%, 05/31/17	08/21/00	4,387,396	1,742,485	0.10%
BHN Mortgage Fund
1997-2 A2, 7.54%, 05/31/17	09/18/00	8,183,700	3,305,059	0.20%
BHN Mortgage Fund
2000-1 AF, 8.00%, 03/31/11	04/05/00	3,484,523	1,576,176	0.09%
Citicorp Mortgage Securities, Inc. 1998-7 A4 (IO), 6.75%, 08/25/28	09/21/99	61,261	52,363	0.00%
Century Funding, Ltd., 1A C,
10.00%, 02/15/11	10/06/00	1,542,197	975,938	0.06%
Conseco Finance Trust III, 8.80%, 04/01/27	11/30/99	8,102,218	74,250	0.00%
Conseco, Inc., 8.50%, 10/15/02	09/11/02	1,186,234	150,000	0.01%
Conseco, Inc., 8.75%, 02/09/04	09/11/02	12,176,908	2,400,000	0.14%
Conseco, Inc., 9.00%, 10/15/06	09/11/02	1,434,272	300,000	0.02%
DLJ Mortgage Acceptance Corp. 1994-QE1 S (IO), 3.82%, 04/25/24	01/06/99	76,649	57,725	0.00%
DLJ Mortgage Acceptance Corp. 1994-Q8 IIS (IO), 1.85%, 05/25/24	06/19/97	56,660	15,609	0.00%
DLJ Mortgage Acceptance Corp. 1994-QE2 S (IO), 4.03%, 06/25/24	01/06/99	47,370	1,136	0.00%
DLJ Mortgage Acceptance Corp. 1995-Q7 SA (IO), 3.08%, 11/25/25	10/20/98	3,678	63,199	0.00%
DLJ Mortgage Acceptance Corp. 1996-QA S (IO), 3.02%, 01/25/26	10/20/98	108,241	150,136	0.01%
DLJ Mortgage Acceptance Corp. 1996-QE3 SA (IO), 3.78%, 03/25/26	01/22/99	115,735	41,974	0.00%
DLJ Mortgage Acceptance Corp. 1996-Q5 SA (IO), 6.06%, 06/25/26	11/02/98	0	120,440	0.01%
GMAC Commercial Mortgage Securities, Inc. 1998-C2 X (IO), 0.79%, 05/15/35	02/07/01	8,266,421	9,117,438	0.55%
IMPAC Secured Assets CMN Owner Trust 1999-2 A9 (IO), 9.00%, 01/25/30	01/07/00	570,570	156,010	0.01%
Liberty Mutual Insurance Co., 7.70%, 10/15/97	06/21/00	2,188,117	2,518,020	0.15%
Lumbermen’s Mutual Casualty Co., 9.15%, 07/01/26	02/08/00	2,462,014	1,084,250	0.07%
Lumbermen’s Mutual Casualty Co., 8.30%, 12/01/37	08/12/99	1,142,861	560,963	0.03%
Lumbermen’s Mutual Casualty Co., 8.45%, 12/01/97	11/30/99	3,025,036	1,404,552	0.08%
Magnus Funding, Ltd., 1A C, 10.28%, 06/15/11	12/04/00	4,593,859	3,773,555	0.23%
MCI Communications Corp., 7.50%, 08/20/04	04/18/02	4,546,271	1,375,000	0.08%

Security	Date of		Value	% of TNA

Mississippi Chemical Corp., 7.25%, 11/15/17	06/28/99	$ 1,343,545	$ 457,500	0.03%
ML CBO Series 1996-PM-1 Series B, 1996-PM-1, 7.87%, 12/17/06	05/23/00	3,839,143	2,605,500	0.16%
NRG Energy, 6.75%, 07/15/06	06/13/02	7,029,020	1,748,250	0.10%
NRG Energy, 7.50%, 06/15/07	06/05/02	8,795,147	2,171,250	0.13%
Polaris Trust A1 (PO), 6.34%, 02/17/09	11/01/01	11,742,098	12,995,488	0.78%
Residential Accredit Loans, Inc. 2001-QS17 A9A (IO), 5.60%, 11/25/31	11/01/01	787,172	2,494,343	0.15%
Structured Mortgage Asset Residential Trust 1991-7 I (IO), 15.52%, 12/25/22	06/25/97	75,398	10,462	0.00%
Worldcom, Inc., 7.38%, 01/15/03	04/11/02	4,261,049	537,500	0.03%
Worldcom, Inc., 7.88%, 05/15/03	04/24/02	11,416,294	3,625,000	0.22%
Worldcom, Inc., 6.25%, 08/15/03	04/11/02	19,886,248	3,997,500	0.24%
Worldcom, Inc., 7.55%, 04/01/04	04/11/02	7,955,804	1,115,875	0.07%
Worldcom, Inc., 6.50%, 05/15/04	04/23/02	26,970,299	4,890,000	0.29%
Worldcom, Inc., 7.38%, 01/15/06	05/21/02	11,634,124	2,562,500	0.15%

		$192,123,389	$73,560,652	4.39%

[7]	Represents annualized yield at September 30, 2002.
[8]	Non-income producing. Security is in default. Issuing company has filed for reorganization under Chapter 11 of the U.S. Bankruptcy code.
[9]	Non-income producing. Security is in default.

(EMTN):	Euro medium term note
(FRN):	Floating rate note—The rate disclosed is that in effect at September 30, 2002.
(IO)	: Interest only
(PO):	Principal only

See accompanying notes to financial statements.

Low Duration Bond Fund
Schedule of Portfolio Investments
September 30, 2002 (Unaudited)

	Principal Amount	Issues	Value

Bonds—86.52%
Asset-Backed Securities —27.77%[3]	$ 1,686,846	Aerofreighter Finance Trust A A, 7.85%, 12/15/09[4]	$ 1,698,426
	997,112	Aircraft Lease Portfolio Securitization Ltd. 1996-1 CX (FRN), 3.67%, 06/15/06	1,000,427
	1,052,515	Amresco Residential Securities Mortgage 1998-2 B1F, 7.72%, 06/25/28	1,038,043
	1,205,980	Atherton Franchisee Loan Funding 1999-A E, 8.25%, 10/15/15[4]	715,297
	5,150,000	Citi Financial Mortgage Securities, Inc. 2002-1 AF1, 2.47%, 07/25/32	5,150,453
	1,656,082	CIT Group Home Equity Loan Trust 1997-1 M2, 7.10%, 07/15/27	1,744,808
	9,400,000	Conseco Finance 1999-H BF1, 10.00%, 11/15/29	10,150,889
	3,000,000	Conseco Finance 2001-A IM2, 8.02%, 03/15/32	3,239,871
	9,000,000	Conseco Finance 2002-A A4, 6.32%, 04/15/32	9,730,647
	27,675,000	Conseco Finance Securitizations Corp. 2001-3 AIO (IO), 2.50%, 05/01/33[6]	2,118,853
	11,786	Contimortgage Home Equity Loan Trust 1994-4 A6, 8.27%, 12/15/24	11,786
	5,500,000	Countrywide Asset-Backed Certificates 2001-1 MV2 (FRN), 2.76%, 07/25/31	5,506,928
	2,000,000	Delta Funding Home Equity Loan Trust 1996-2 A5, 8.01%, 10/25/27	2,223,509
	8,759,046	Empire Funding Home Loan Owner Trust 1999-1 M2, 9.00%, 05/25/30	9,375,177
	437,500	Falcon Franchise Loan LLC 1999-1 D, 8.40%, 07/05/13[4]	449,600
	1,586,500	Falcon Franchise Loan LLC 1999-1 E, 6.50%, 01/05/14[4]	984,374
	57,273	First Alliance Mortgage Loan Trust 1994-3 A1, 7.83%, 10/25/25	57,177
	456,668	First Union Home Equity Loan Trust 1997-3 B, 7.39%, 03/25/29	472,223
	1,572,434	Firstcity Capital Home Equity Funding Corp. 1998-1 A4, 6.72%, 06/25/28[4]	1,653,104
	7,000,000	Galileo Securities, Inc. 2002-1A A1 (FRN), 1.45%, 02/03/11	6,139,217
	2,750,000	Green Tree Financial Corp. 1994-1 A5, 7.65%, 04/15/19	3,009,246
	4,700,000	Green Tree Financial Corp. 1995-10 A6, 7.05%,02/15/27	5,242,767
	3,526,781	Green Tree Financial Corp. 1995-10 B1, 7.05%, 02/15/27	2,959,192
	1,210,000	Green Tree Home Equity Loan Trust 1997-B M1, 7.65%, 04/15/27	1,276,767
	7,000,000	Green Tree Home Equity Loan Trust 1998-C B2, 8.06%, 07/15/29	4,174,524

Bonds (continued)
Asset-Backed Securities (continued)	$ 507,459	Green Tree Home Improvement Loan Trust 1996-F HIM1, 7.30%, 11/15/27	$ 528,357
	4,000,000	Green Tree Home Improvement Loan Trust 1997-E HEM2, 7.48%, 01/15/29	4,348,674
	5,000,000	Green Tree Home Improvement Loan Trust 1998-B HEB2, 8.49%, 11/15/29	3,195,315
	6,750,000	Green Tree Home Improvement Loan Trust 1998-B HEM2, 7.33%, 11/15/29	7,042,147
	3,338,560	Green Tree Recreational, Equipment & Consumer Trust 1996-B CTFS, 7.70%, 07/15/18	3,345,807
	4,000,000	Green Tree Recreational, Equipment & Consumer Trust 1996-D CTFS, 7.24%, 12/15/22	4,008,329
	1,185,772	Green Tree Recreational, Equipment & Consumer Trust 1998-A A4H, 8.26%, 05/15/29	1,286,219
	1,444,396	IMPAC Secured Assets CMN Owner Trust 1998-1 M2, 7.77%, 07/25/25	1,519,538
	84,860,424	Lehman ABS Manufactured Housing Contract 2001-B AIO1 (IO), 1.10%, 12/15/02[6]	273,081
	558,500,000	Lehman ABS Manufactured Housing Contract 2001-B AIO2 (IO), 0.00%, 10/15/05[6]	10,058,585
	688,896,810	Lehman ABS Manufactured Housing Contract 2001-B AIOC (IO), 0.06%, 05/15/41[6]	7,793,487
	4,175,000	Long Beach Mortgage Loan Trust 2001-2 M2 (FRN), 2.76%, 07/25/31	4,109,370
	6,800,000	Newbury Funding CBO Ltd. 2000-1 A3 (FRN), 4.50%, 02/15/30[4]	6,338,280
	24,383,224	Oakwood Mortgage Investors, Inc. 2002-B AIO (IO), 6.00%, 05/15/10	5,638,937
	3,686,877	Oakwood Mortgage Investors, Inc. 2001-C A1, 5.16%, 10/15/12	3,719,270
	8,806,150	Pegasus Aviation Lease Securitization 2000-1 B1, 8.08%, 03/25/30[4]	8,056,245
	6,359,625	Polaris Trust A1 (PO), 6.34%[5], 02/17/09[4,6]	4,998,265
	731,730	Residential Funding Mortgage Securities I 2000-HI1 AII, 8.11%, 02/25/25	785,258
	3,653,506	Structured Settlements Fund 1999-A A, 7.25%, 12/20/15[4]	3,941,219
	1,238,149	Team Fleet Financing Corp. 1997-1 A, 7.35%, 05/15/03[4]	1,177,232
	4,386,947	TMI Home Loan Trust 1998-A A4, 7.56%, 05/25/18[4]	4,443,100

See accompanying notes to financial statements.

Low Duration Bond Fund
Schedule of Portfolio Investments
September 30, 2002 (Unaudited)

	Principal Amount	Issues	Value

Bonds (continued)
Asset-Backed Securities (continued)	$3,109,243	Xerox Equipment Lease Owner Trust 2001-1 A (FRN), 3.82%, 02/15/08[4]	$ 3,118,960

		Total Asset-Backed Securities	169,848,980

Corporates—29.62%[2]
Airlines—1.26%	8,533,709	United Air Lines (FRN), 2.03%, 12/02/02	7,698,472

Automotive —1.01%	6,000,000	DaimlerChrysler NA Holdings, 7.75%, 05/27/03	6,181,998

Banks—0.64%	2,100,000	AB Spintab, 6.80%, 12/29/49[4]	2,112,400
	500,000	Christiania Bank (FRN), 2.31%, 11/29/49	393,637
	1,500,000	Providian National Bank, 6.70%, 03/15/03	1,398,954

			3,904,991

Commercial Services—0.24%	1,450,000	Cendant Corp., 7.75%, 12/01/03	1,459,769

Electric—1.56%	8,900,000	Gulf States Utilities (FRN), 3.11%, 09/01/04[4]	8,876,344
	3,000,000	NRG Energy, Inc., 6.75%, 07/15/06[6]	675,000

			9,551,344

Finance—14.44%	2,105,000	Bombardier Capital, Inc., 7.30%, 12/15/02[4]	2,080,563
	4,200,000	Capital One Bank, 6.50%, 07/30/04	3,977,816
	6,850,000	Capital One Bank, 8.25%, 06/15/05	6,599,694
	5,422,000	Finova Group, Inc., 7.50%, 11/15/09	1,680,820
	8,500,000	Ford Credit Australia (EMTN) (FRN), 1.98%, 06/06/03	8,338,500
	810,000	Ford Motor Credit Co. (FRN) (MTN), 2.24%, 01/26/04	778,560
	1,820,000	Ford Motor Credit Co. (EMTN) (FRN), 2.31%, 07/07/05	1,647,646
	8,100,000	Ford Motor Credit Co., 6.88%, 02/01/06	7,977,990
	8,450,000	Ford Motor Credit Co., 6.50%, 02/15/06	8,227,748
	1,000,000	Ford Motor Credit Co., 6.50%, 01/25/07	965,920
	6,670,000	Ford Motor Credit Co. (EMTN) (FRN), 2.02%, 03/13/07	5,671,501
	5,000,000	General Motors Acceptance Corp. (FRN) (MTN), 3.31%, 10/16/03	4,977,025
	5,000,000	General Motors Acceptance Corp. (MTN), 6.63%, 10/20/03	5,130,440
	2,000,000	General Motors Acceptance Corp. (FRN) (MTN), 2.61%, 05/04/04	1,951,246
	3,500,000	General Motors Acceptance Corp., 6.75%, 01/15/06	3,629,892
	4,260,000	General Motors Acceptance Corp., 6.13%, 09/15/06	4,331,214
	5,200,000	Golden State Holdings (FRN), 2.82%, 08/01/03	5,183,183

Corporates (continued)
Finance (continued)	$ 900,000	MBNA America Bank NA (FRN), 2.16%, 05/12/04[4]	$ 884,106
	7,500,000	MBNA America Bank NA (FRN), 2.08%, 06/10/04	7,349,138
	6,430,000	National Rural Utilities (MTN), 6.50%, 03/01/07	6,923,940

			88,306,942

Industrial—0.33%	2,000,000	Arrow Electronics, Inc., 8.20%, 10/01/03	2,035,010

Insurance—0.99%	750,000	Conseco, Inc., 8.50%, 10/15/02[6,8]	93,750
	2,000,000	Conseco, Inc., 9.00%, 10/15/06[6,8]	250,000
	7,000,000	Fairfax Financial Holdings, 7.38%, 03/15/06	5,162,311
	1,250,000	Lumbermens Mutual Casualty, 8.30%, 12/01/37[4,6]	539,387

			6,045,448

Oil & Gas—1.89%	6,000,000	Noble Affiliates, Inc./Atlantic Meth, 8.95%, 12/15/04[4]	6,403,764
	5,000,000	Sempra Energy, 6.80%, 07/01/04	5,165,790

			11,569,554

Pipelines—1.03%	5,700,000	Williams Co., Inc., 9.25%, 03/15/04	4,360,500
	3,000,000	Williams Co., Inc., 6.75%, 01/15/06	1,950,000

			6,310,500

Secured Asset —2.15%	5,000,000	Hercules Trust I (FRN), 3.00%, 06/10/03[4]	4,760,000
	5,000,000	Ingress I Ltd. BA, 7.38%, 03/30/40[4]	5,244,530
	3,500,000	North Street 2000-1 (FRN), 3.56%, 07/30/10[4]	3,150,000

			13,154,530

Telecommuni- cations—4.08%	5,600,000	Citizens Communications, 8.50%, 05/15/06	5,380,894
	1,400,000	Citizens Communications, 7.60%, 06/01/06	1,351,717
	4,550,000	Citizens Communications, 7.63%, 08/15/08	4,282,906
	1,850,000	Qwest Capital Funding, 5.88%, 08/03/04	1,258,000
	7,250,000	Qwest Capital Funding, 7.75%, 08/15/06	3,915,000
	1,000,000	Qwest Communications International, 7.50%, 11/01/08	395,000
	1,000,000	Qwest Corp., 6.63%, 09/15/05	875,000
	2,500,000	Verizon Global Funding Corp., 6.13%, 06/15/07	2,605,988
	16,700,000	Worldcom, Inc., 7.88%, 05/15/03[6,7]	2,087,500
	22,255,000	Worldcom, Inc., 6.50%, 05/15/04[6,7]	2,781,875

			24,933,880

		Total Corporates	181,152,438

See accompanying notes to financial statements.

Low Duration Bond Fund
Schedule of Portfolio Investments
September 30, 2002 (Unaudited)

	Principal Amount	Issues	Value

Mortgage-Backed—22.74%[3]
Commercial Mortgage-Backed —4.21%	$ 3,000,000	Beckman Coulter, Inc. 2000-A A, 7.50%, 12/15/18[4]	$ 3,245,157
	5,000,000	Commercial Mortgage Lease-Backed Certificates 2001-CMLB C, 7.88%, 06/20/31[4]	5,508,985
	7,000,000	CS First Boston Mortgage Securities 2001-LCCA D (FRN), 4.99%, 12/05/13[4]	7,008,846
	6,379,920	Lehman Structured Securities Corp. 1996-1 E2, 8.00%, 06/25/26	6,397,146
	3,584,114	Resolution Trust Corp. 1994-C1 F, 8.00%, 06/25/26	3,586,354

			25,746,488

Non-Agency Mortgage-Backed —8.10%	6,885,243	ABN Amro Mortgage Corp. 2001-1 A5, 6.50%, 05/25/31	6,993,789
	4,100,116	ARC Net Interest Margin Trust 2002-2 A, 7.75%, 05/27/32[4]	4,065,523
	5,026,055	Banco de Credito y Securitization 2001-1 AF, 8.00%, 05/31/10[4,6]	2,216,993
	195,420	Bear Stearns Mortgage Securities, Inc. 1993-8 AS16, 10.75%, 08/25/24	213,649
	5,359,928	BHN Mortgage Fund 2000-1 AF, 8.00%, 03/31/11[4,6]	2,364,264
	98,711	Blackrock Capital Finance L.P. 1997-R2 AP, 9.30%, 12/25/35[4]	104,263
	253,150	Citicorp Mortgage Securities, Inc. 1994-3 A12, 9.00%, 02/25/24	269,486
	214,404	Countrywide Funding Corp. 1993-11 A12, 8.50%, 02/25/09	224,689
	100,000	Countrywide Funding Corp. 1994-7 A7, 6.50%, 03/25/24	103,440
	11,495,014	Countrywide Home Loans 2001-32 A6 (FRN), 3.16%, 02/25/32	11,516,142
	601,279	Countrywide Mortgage Backed Securities, Inc. 1993-D A12, 7.50%, 01/25/09	610,479
	41,061	DLJ Mortgage Acceptance Corp. 1993-Q18 SC (IO), 2.86%, 01/25/24[6]	108
	123,131	DLJ Mortgage Acceptance Corp. 1994-QE1 A1, 5.79%, 04/25/24[4]	122,823
	3,620,379	DLJ Mortgage Acceptance Corp. 1994-Q8 IIS (IO), 1.85%, 05/25/24[6]	96,983
	3,926,405	DLJ Mortgage Acceptance Corp. 1996-QA S (IO), 3.02%, 01/25/26[4,6]	173,013
	868,448	DLJ Mortgage Acceptance Corp. 1996-Q5 SA (IO), 6.06%, 06/25/26[6]	43,422
	77,045	First Boston Mortgage Securities Corp. 1993-6 A2, 7.00%, 06/25/23	76,928

Mortgage-Backed (continued)
Non-Agency Mortgage-Backed	$ 6,612	GE Capital Mortgage Services, Inc. 1993-10 A2, 9.00%, 09/25/23	$ 6,731
(continued)	6,701,057	GE Capital Mortgage Services, Inc. 1996-4 A5, 7.00%, 03/25/26	6,806,096
	2,581,413	IMPAC CMB Trust 2001-1 M2 (FRN), 2.86%, 07/25/31	2,568,334
	29,314	Independent National Mortgage Corp. 1995-N A5, 7.50%, 10/25/25	29,270
	59,698	Norwest Asset Securities Corp. 1998-15 A15, 8.00%, 07/25/28	59,699
	252,034	Norwest Integrated Structured Assets, Inc. 1999-2 1A2, 23.75%, 09/25/29	271,493
	1,597,252	Prudential Home Mortgage Securities 1995-A 2B, 8.65%, 03/28/25[4]	1,712,732
	46,075,875	Residential Accredit Loans, Inc. 2001-QS12 A3A (IO), 6.14%, 09/25/31[6]	1,462,587
	4,906	Residential Funding Mortgage Securities I 1993-S26 A9, 7.50%, 07/25/23	4,898
	93,318	Residential Funding Mortgage Securities I 1997-S12 A17, 7.25%, 08/25/27	93,349
	82,295	Resolution Trust Corp. 1995-2 B6, 5.25%, 05/25/29	82,732
	250,664	Ryland Acceptance Corp. IV 28 1, 11.50%, 12/25/16	252,460
	113,542	Ryland Mortgage Securities Corp. III 1992-D 1A, 7.88%, 09/25/22	113,372
	4,584,264	Ryland Mortgage Securities Corp. III 1992-A 1C, 8.27%, 03/29/30	4,662,953
	24,652	SLH Mortgage Trust 1990-1 G, 9.60%, 03/25/21	24,616
	1,522,943	Structured Asset Securities Corp. 1996-6 1A5, 7.50%, 08/25/26	1,565,974
	541,099	Summit Mortgage Trust 2000-1 B1, 6.12%, 12/28/12[4]	592,926

			49,506,216

U.S. Agency Mortgage-Backed —10.43%	7,942,361	Fannie Mae 1998-40 E, 6.50%, 07/18/06	8,330,544
	66,022	Fannie Mae 1993-221 SD, 9.00%, 03/25/08	67,172
	489,247	Fannie Mae 1993-95 SB, 15.05%, 06/25/08	579,730
	8,982,183	Fannie Mae 1997-44 SB (IO), 4.24%, 06/25/08	527,448
	35,877,766	Fannie Mae 2001-4 SG (IO), 5.89%, 03/25/16	2,887,095
	7,000,000	Fannie Mae 1998-45 PH, 5.75%, 11/18/21	7,103,651
	176,000	Fannie Mae 1993-202 SJ, 9.00%, 11/25/23	179,165
	195,091	Fannie Mae 1994-2 SB, 10.00%, 01/25/24	196,986

See accompanying notes to financial statements.

Low Duration Bond Fund
Schedule of Portfolio Investments
September 30, 2002 (Unaudited)

	Principal Amount	Issues	Value

Mortgage-Backed (continued)
U.S. Agency Mortgage-Backed (continued)	$ 867,775	Fannie Mae 1997-76 FS (FRN), 2.29%, 09/17/27	$ 857,517
	12,000,000	Fannie Mae 2002-65 TP, 7.00%, 03/25/31	12,614,064
	1,183,972	Fannie Mae Pool 567002, 8.00%, 05/01/23	1,275,334
	2,349,260	Fannie Mae Pool P50019, 7.00%, 07/01/24	2,467,458
	89,949	Fireman's Fund Mortgage Corp. 1987-2 E, 9.95%, 01/25/18	90,618
	230,619	Freddie Mac 1164-O (IO), 8.64%, 11/15/06	20,770
	1,231,646	Freddie Mac 2149 JD (IO), 6.50%, 04/15/17[6]	32,746
	3,728,019	Freddie Mac 2149 KQ (IO), 6.50%, 08/15/18[6]	101,080
	1,621,816	Freddie Mac 2174 PA, 6.50%, 03/15/22	1,654,517
	200,000	Freddie Mac 1634 SE, 8.80%, 12/15/23	203,339
	6,692,497	Freddie Mac 2274 TV, 6.00%, 09/15/28	6,804,065
	396,997	Freddie Mac 2156 S, 28.38%, 05/15/29	414,200
	10,000,000	Freddie Mac 2410 OT, 6.38%, 04/15/30	10,411,528
	409,885	Freddie Mac Gold 21 SG, 9.39%, 10/25/23	422,441
	1,311,105	Freddie Mac Pool 786781, 6.38%, 08/01/29	1,384,522
	26,892	Government National Mortgage Association Pool 1849, 8.50%, 08/20/24	29,389
	75,095	Government National Mortgage Association Pool 2020, 8.50%, 06/20/25	81,756
	46,686	Government National Mortgage Association Pool 2286, 8.50%, 09/20/26	50,747
	204,942	Government National Mortgage Association Pool 2487, 8.50%, 09/20/27	222,037
	441,579	Government National Mortgage Association Pool 468156, 6.50%, 08/15/28	461,410
	373,260	Government National Mortgage Association Pool 422972, 6.50%, 07/15/29	389,926
	3,822,476	Government National Mortgage Association Pool 80589, 6.00%, 03/20/32	3,940,487

			63,801,742

		Total Mortgage-Backed	139,054,446

U.S. Agency Securities—2.83%
U.S. Agency Securities—2.83%	15,402,000	Fannie Mae, 7.00%, 07/15/05	17,293,304

U.S. Treasury Securities—3.56%
U.S. Treasury Notes—3.56%	$ 6,993,000	U.S. Treasury Notes, 6.13%, 08/15/07	$ 8,105,328
	5,158,000	U.S. Treasury Notes, 6.00%, 08/15/09	6,041,106
	6,570,000	U.S. Treasury Notes, 5.75%, 08/15/10	7,638,400

		Total U.S. Treasury Securities	21,784,834

		Total Bonds
		(Cost $576,060,709)	529,134,002

Short Term Investments—17.53%
Money Market RIC —0.18%	1,102,000	J.P. Morgan Institutional Prime Money Market	1,102,000

U.S. Agency Discount Notes —0.04%	265,000	Fannie Mae, 1.69%[5], 11/13/02	264,484

U.S. Treasury Bills—17.31%	106,000,000	U.S. Treasury Bill, 1.60% to 1.67%[5], 10/31/02	105,855,146

		Total Short Term Investments
		(Cost $107,220,942)	107,221,630

		Total Investments—104.05%
		(Cost $683,281,651)[1]	636,355,632

		Cash and Other Assets, Less Liabilities—(4.05)%	(24,753,850)

		Net Assets—100.00%	$611,601,782

FUTURES CONTRACTS: SHORT POSITIONS
Number of Contracts		Unrealized Depreciation

278	U.S. Treasury 2 Year Note, December 2002	$(424,781)

	Net unrealized depreciation	$(424,781)

See accompanying notes to financial statements.

Low Duration Bond Fund
Schedule of Portfolio Investments
September 30, 2002 (Unaudited)

Notes: [1] Cost for Federal income tax purposes is $683,281,651 and net unrealized appreciation consists of:
Gross unrealized appreciation	$23,310,949
Gross unrealized depreciation	(70,236,968)

Net unrealized depreciation	$(46,926,019)

[2]  Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
[3]  Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.
[4]  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at September 30,2002 was $98,740,721 representing 16.14% of total net assets.
[5]  Represents annualized yield at date of purchase.
[6]  Securities determined to be illiquid and procedures approved by the Fund's Board of Trustees. Information related to these securities are as follows:

Security	Date of Purchase	Cost	Value	% of TNA
Banco de Credito y Securitization 2001-1 AF, 8.00%, 05/31/10	01/23/01	$ 4,937,927	$ 2,216,993	0.36%
BHN Mortgage Fund 2000-1 AF, 8.00%, 03/31/11	04/05/00	5,120,278	2,364,264	0.39%
Conseco, Inc., 8.50%, 10/15/02	10/18/01	736,297	93,750	0.01%
Conseco, Inc., 9.00%, 10/15/06	04/06/00	1,725,504	250,000	0.04%
Conseco Finance Securitizations Corp. 2001-3 AIO (IO), 2.50%, 05/01/33	08/17/01	2,180,866	2,118,853	0.35%
DLJ Mortgage Acceptance Corp. 1993-Q18 SC (IO), 2.86%, 01/25/24	10/01/97	0	108	0.00%
DLJ Mortgage Acceptance Corp. 1994-Q8 IIS (IO), 1.85%, 05/25/24	06/19/97	239,596	96,983	0.02%
DLJ Mortgage Acceptance Corp. 1996-QA S (IO), 3.02%, 01/25/26	10/20/98	112,900	173,013	0.03%
DLJ Mortgage Acceptance Corp. 1996-QA5 SA (IO), 6.06%, 06/25/26	01/04/99	0	43,422	0.01%
Freddie Mac 2149 JD (IO), 6.50%, 04/15/17	06/29/99	68,713	32,746	0.01%
Freddie Mac 2149 KQ (IO), 6.50%, 08/15/18	06/29/99	227,859	101,080	0.02%
Lehman ABS Manufactured Housing Contract 2001-B AIO1 (IO), 1.10%, 12/15/02	10/25/01	225,217	273,081	0.04%
Lehman ABS Manufactured Housing Contract 2001-B AIO2 (IO), 0.00%, 10/15/05	05/01/02	10,607,227	10,058,585	1.64%
Lehman ABS Manufactured Housing Contract 2001-B AIO (IO), 0.06%, 05/15/41	05/03/02	7,005,049	7,793,487	1.27%
Lumbermens Mutual Casualty, 8.30%, 12/01/37	08/12/99	1,098,905	539,387	0.09%

Security	Date of Purchase	Cost	Value	% of TNA
NRG Energy, Inc., 6.75%, 07/15/06	06/19/02	$2,686,891	$675,000	0.11%
Polaris Trust A1 (PO), 6.34%, 02/17/09	11/01/01	4,516,196	4,998,265	0.82%
Residential Accredit Loans, Inc. 201-QS12 A3A (IO), 6.14%, 09/25/31	10/31/01	0	1,462,587	0.24%
Worldcom, Inc., 7.88%, 05/15/03	03/20/02	16,375,420	2,087,500	0.34%
Worldcom, Inc., 6.50%, 05/15/04	07/15/02	20,268,043	2,781,875	0.45%

		$78,132,888	$38,160.979	6.24%

[7]  Non-income producing. Security is in default. Issuing company has filed for reorganization under Chapter 11 of the U.S. Bankruptcy code.
[8]  Non-income producing. Security is in default.

   (EMTN): Euro medium term note
   (FRN): Floating rate note—The rate disclosed is that in effect at September 30, 2002.
   (IO): Interest only
   (MTN): Medium term note
   (PO): Principal only

See accompanying notes to financial statements.

AlphaTrak 500 Fund
Schedule of Portfolio Investments
September 30, 2002 (Unaudited)

	Principal Amount	Issues	Value

Fixed Income Securities—78.19%
Asset-Backed Securities	$ 600,000	Conseco Finance 2000-C B2 (FRN), 3.87%, 07/15/29	$ 548,828
—23.12%[3]	2,450,000	Conseco Finance 2002-A A2, 4.69%, 04/15/32	2,466,836
	2,000,000	Conseco Finance 2002-B A2, 5.31%, 05/15/33	2,079,911
	1,000,000	Citi Financial Mortgage Securities, Inc. 2002-1 AF1, 2.47%, 07/25/32	1,000,088
	1,700,000	Embarcadero Aircraft Securitization 2000-A A1 (FRN), 2.30%, 08/15/25[4]	1,412,360
	77,331	First Alliance Mortgage Loan Trust 1994-4 A1, 9.28%, 02/25/26	73,142
	1,500,000	Galileo Securities, Inc. 2002-1A A1 (FRN), 1.45%, 02/03/11	1,315,546
	520,000	Green Tree Financial Corp. 1995-5 B2, 7.65%, 09/15/26	184,475
	82,538	Green Tree Home Improvement Loan Trust 1996-B A, 6.45%, 10/15/15	82,610
	1,000,000	Green Tree Home Improvement Loan Trust 1999-B M1, 8.38%, 07/15/26	1,094,259
	250,000	Green Tree Home Improvement Loan Trust 1998-B HEM2, 7.33%, 11/15/29	260,820
	878,568	Green Tree Recreational, Equipment & Consumer Trust 1996-B CTFS, 7.70%, 07/15/18	880,475
	1,000,000	Green Tree Recreational, Equipment & Consumer Trust 1996-D CTFS, 7.24%, 12/15/22	1,002,082
	684,422	IMPAC Secured Assets CMN Owner Trust 1998-1 M2, 7.77%, 07/25/25	720,027
	2,208,251	Indymac Home Equity Loan Asset-Backed Trust 2000-A AF2, 7.82%, 05/25/26	2,245,515
	706,636	Keystone Home Improvement Loan Trust 1997-P2 IB, 7.94%, 04/25/18[4]	744,654
	5,172	Nationscredit Grantor Trust 1997-1 A, 6.75%, 08/15/13	5,564
	500,000	Newbury Funding CBO Ltd. 2000-1 A3 (FRN), 4.50%, 02/15/30[4]	466,050
	171,258	Structured Settlements Fund 1999-A A, 7.25%, 12/20/15[4]	184,745
	594,645	Xerox Equipment Lease Owner Trust 2001-1 A (FRN), 3.82%, 02/15/08[4]	596,501

		Total Asset-Backed Securities	17,364,488

Corporates—40.92%[2]
Airlines—1.73%	262,840	America West Airlines, 6.86%, 07/02/04	224,296
	1,194,719	United Air Lines (FRN), 2.03%, 12/02/02	1,077,786

			1,302,082

Auto Parts & Equipment	1,300,000	Goodyear Tire & Rubber Co., 8.13%, 03/15/03	1,293,774
—1.73%

Corporates (continued)
Automotive —1.37%	$1,000,000	DaimlerChrysler NA Holdings, 7.75%, 05/27/03	$1,030,333

Banks—2.55%	1,300,000	Providian National Bank, 6.70%, 03/15/03	1,212,427
	700,000	Societe Generale (EMTN) (FRN), 2.48%, 10/29/49	695,313

			1,907,740

Commercial Services—4.65%	1,600,000	Hertz Corp. (FRN), 2.28%, 08/13/04	1,486,102
	2,000,000	PHH Corp. (MTN), 8.13%, 02/03/03	2,005,252

			3,491,354

Electric—3.62%	1,200,000	Calpine Corp., 8.25%, 08/15/05	516,000
	1,200,000	Enterprise Cap Trust II (FRN), 3.02%, 06/30/28	1,052,419
	689,029	Kansas Gas & Electric Co., 6.76%, 09/29/03	682,966
	2,000,000	NRG Energy, Inc., 8.00%, 11/01/03[6]	470,000

			2,721,385

Finance—6.63%	2,300,000	Capital One Bank (FRN), 2.77%, 06/23/03	2,285,388
	500,000	Capital One Bank (FRN), 2.54%, 07/28/03	495,376
	1,064,000	Finova Group, Inc., 7.50%, 11/15/09	329,840
	500,000	Ford Motor Credit Co, (EMTN) (FRN), 2.31%, 07/07/05	452,650
	300,000	Lehman Brothers Holdings, PLC (EMTN) (FRN), 2.16%, 07/30/04	301,143
	500,000	MBNA America Bank NA (FRN), 2.16%, 05/12/04[4]	491,170
	325,000	MBNA Corp. (FRN) (MTN), 2.39%, 02/12/03	324,357
	300,000	MBNA Corp. (FRN) (MTN), 2.42%, 05/23/03	298,827

			4,978,751

Insurance—0.97%	800,000	Fairfax Financial Holdings, 7.75%, 12/15/03	729,726

Oil & Gas—2.06%	1,500,000	Sempra Energy Co., 6.80%, 07/01/04	1,549,737

Pipelines—2.44%	2,400,000	Williams Co., Inc., 9.25%, 03/15/04	1,836,000

Real Estate Investment Trust	700,000	New Plan Excel Realty Trust (MTN), 7.33%, 11/20/03	731,767
(REIT)—6.19%	1,200,000	Rouse Co., 8.50%, 01/15/03	1,201,673
	1,500,000	Simon Property Group, Inc., 7.05%, 04/01/03[4]	1,529,814
	300,000	Summit Properties Partnership, 6.63%, 12/15/03	308,833
	600,000	United Dominion Realty Trust, 8.63%, 03/15/03	614,146
	250,000	United Dominion Realty Trust (MTN), 7.67%, 01/26/04	260,579

			4,646,812

See accompanying notes to financial statements.

AlphaTrak 500 Fund
Schedule of Portfolio Investments
September 30, 2002 (Unaudited)

	Principal Amount	Issues	Value

Corporates (continued)
Secured Assets —2.15%	$ 1,043,026	Magnus Funding Ltd. 1A B (FRN), 3.33%, 06/15/11[4]	$ 753,065
	940,917	Zermatt CBO Ltd. 1A A (FRN), 2.32%, 09/01/10[4]	858,116

			1,611,181

Telecommunica- tions—4.83%	1,603	Intermedia Communication (PFD), 13.50%, 03/31/09[6,7]	20,037
	1,500,000	Qwest Capital Funding, 5.88%, 08/03/04	1,020,000
	1,200,000	Sprint Capital Corp., 5.88%, 05/01/04	1,037,756
	1,700,000	U.S. West Capital Funding, 6.25%, 07/15/05	952,000
	1,000,000	Worldcom, Inc., 7.38%, 01/15/03[4,6,7]	125,000
	1,800,000	Worldcom, Inc., 7.88%, 05/15/03[6,7]	225,000
	2,000,000	Worldcom, Inc., 6.50%, 05/15/04[6,7]	250,000

			3,629,793

		Total Corporates	30,728,668

Mortgage-Backed—12.50%[3]
Commercial Mortgage-Backed —3.34%	2,000,000	CS First Boston Mortgage Securities 2001-LCCA D (FRN), 4.99%, 12/05/13[4]	2,002,527
	139,300	Lehman Structured Securities Corp. 1996-1 E2, 8.00%, 06/25/26	139,676
	363,606	Resolution Trust Corp. 1994-C1 F, 8.00%, 06/25/26	363,833

			2,506,036

Non-Agency Mortgage-Backed —3.45%	12,802,414	BA Mortgage Securities, Inc. 1998-3 1X2 (IO), 0.05%, 07/25/28[6]	1,600
	84,752	DLJ Mortgage Acceptance Corp. 1992-Q4 A2, 5.70%, 07/25/22	84,621
	662,030	DLJ Mortgage Acceptance Corp. 1994-QE2 S (IO), 4.03%, 06/25/24[4,6]	1,748
	91,084	IMPAC Secured Assets CMN Owner Trust 1999-2 A9 (IO), 9.00%, 01/25/30[6]	9,720
	1,078,579	Residential Funding Mortgage Security 1998-S5 A11, 22.51%, 03/25/28	1,121,587
	11,936	Ryland Acceptance Corp. IV 28 1, 11.50%, 12/25/16	12,022
	21,102	Ryland Mortgage Securities Corp. III 1992-A 1C, 8.27%, 03/29/30	21,464
	61,238	Summit Mortgage Trust 2000-1 B5, 6.12%, 12/28/12[4]	62,339
	1,242,945	Wells Fargo Mortgage Backed Securities Trust 2000-2 1A7, 7.75%, 06/25/30	1,274,535

			2,589,636

Mortage-Backed (continued)
U.S. Agency Mortgage-Backed	$ 17,468	Fannie Mae 1993-95 SB, 15.05%, 06/25/08	$ 20,699
—5.71%	3,974,785	Fannie Mae 1997-91 SL (IO), 7.50%, 11/25/23	531,722
	24,842	Fannie Mae G-36 ZB, 7.00%, 11/25/21	26,828
	54,396	Freddie Mac Gold 2 L, 8.00%, 11/25/22	65,587
	1,617,768	Freddie Mac 2145 MA, 6.00%, 07/15/26	1,651,741
	1,948,624	Freddie Mac 2479 HK, 6.10%, 02/15/29	1,991,726

			4,288,303

		Total Mortgage-Backed	9,383,975

U.S. Agency Securities—1.65%
U.S. Agency Securities—1.65%	1,196,000	Freddie Mac, 3.88%, 02/15/05	1,242,691
		Total U.S. Agency Securities	1,242,691

		Total Fixed Income Securities
		(Cost $68,313,687)	58,719,822

	Shares

Common Stock—0.33%
	3,030	S & P 500 Depository Receipt	247,884

		Total Common Stock
		(Cost $271,211)	247,884

	Principal Amount

Short Term Investments—23.59%
Commercial Paper—10.58%	$2,050,000	Ford Motor Credit Co., 1.95%[5], 10/21/02	$ 2,047,779
	2,200,000	General Electric Capital Corp., 1.76%[5], 10/08/02	2,199,247
	3,700,000	General Motors Acceptance Corp., 2.02%[5], 10/09/02	3,698,339

			7,945,365

Money Market RIC—2.37%	1,782,000	J.P. Morgan Institutional Prime Money Market	1,782,000

U.S. Agency	300,000	Fannie Mae, 1.62%[5], 10/16/02	299,801
Discount Notes	60,000	Fannie Mae, 1.65%[5], 10/16/02	59,960
—10.64%	636,000	Fannie Mae, 1.69%[5], 11/06/02	634,925
	1,100,000	Freddie Mac, 1.69%[5], 10/10/02	1,099,535
	1,285,000	Freddie Mac, 1.70%[5], 10/18/02	1,283,969
	4,620,000	Freddie Mac, 1.70%[5], 11/27/02	4,608,150

			7,986,340

		Total Short Term Investments
		(Cost $17,713,115)	17,713,705

		Total Investments—102.11%
		(Cost $86,298,013)[1]	76,681,411

		Cash and Other Assets, Less Liabilities—(2.11)%	(1,583,333)

		Net Assets—100.00%	$75,098,078

See accompanying notes to financial statements.

AlphaTrak 500 Fund
Schedule of Portfolio Investments
September 30, 2002 (Unaudited)

FUTURES CONTRACTS: LONG POSITIONS

Number of Contracts		Unrealized (Depreciation)

368	S & P Index, December 2002	$(8,308,197)
4	S & P Mini, December 2002	(2,373)

	Net unrealized depreciation	$(8,310,570)

Notes: [1] Cost for Federal income tax purposes is $86,298,013 and net unrealized depreciation consists of:
Gross unrealized appreciation	$1,058,913
Gross unrealized depreciation	(10,675,515)

Net unrealized depreciation	$(9,616,602)

[2]   Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
[3] Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.
[4]   Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at September 30, 2002 was $9,228,089 representing 12.29% of total net assets.
[5]   Represents annualized yield at date of purchase.
[6]   Securities determined to be illiquid and procedures approved by the Fund's Board of Trustees. Information related to these securities are as follows:

Security	Date of Purchase	Cost	Value	% of TNA

BA Mortgage Securitues, Inc.
1998-3 1X2 (IO), 0.05%, 07/25/28	01/25/00	$53,766	$1,600	0.00%
DLJ Mortgage Acceptance
Corp. 1994-QE2 S (IO), 4.03%, 06/25/24	01/28/99	215,258	1,748	0.00%
IMPAC Secured Assets CMN
Owner Trust 1999-2 A9 (IO), 9.00%, 01/25/30	01/12/00	60,141	9,720	0.01%
Intermedia Communication (PFD), 13.50%, 03/31/09	11/30/01	1,704,932	20,037	0.03%
NRG Energy, Inc., 8.00%, 11/01/03	01/04/02	1,993,797	470,000	0.63%
Worldcom, Inc., 7.38%, 01/15/03	05/08/02	934,781	125,000	0.17%
Worldcom, Inc., 7.88%, 05/15/03	04/24/02	1,467,664	225,000	0.30%
Worldcom, Inc., 6.50%, 05/15/04	04/16/02	1,865,365	250,000	0.33%

		$8,295,704	$1,103,105	1.47%

[7]   Non-income producing. Security is in default. Issuing company has filed for reorganization under Chapter 11 of the U.S. Bankruptcy code.
[8]   Non-income producing. Security is in default.

(EMTN): Euro Medium term note
(FRN): Floating rate note—The rate disclosed is that in effect at September 30, 2002.
(IO): Interest only
(MTN): Medium term note
(PFD): Preferred Stock

See accompanying notes to financial statements.

Intermediate Bond Fund
Schedule of Portfolio Investments
September 30, 2002 (Unaudited)

	Principal Amount	Issues	Value

Bonds—86.05%
Asset-Backed Securities—10.10%[3]	$2,350,000	AmeriQuest Mortgage Securities, Inc. 2002-3 S (IO), 6.00%, 08/25/32	$ 245,133
	400,000	Bear Stearns Asset Backed Securities, Inc. 2001-A AI4, 6.82%, 02/15/31	418,250
	500,000	Conseco Finance 2001-D A5, 6.19%, 11/15/32	508,620
	500,000	FHLMC Structured Pass Through Securities T-49 AF1, 2.57%, 12/25/32	500,622
	3,000	Green Tree Financial Corp. 1996-10 M1, 7.24%, 11/15/28	3,203
	992	Green Tree Home Improvement Loan Trust 1995-C B2, 7.60%, 07/15/20	924
	500,000	Residential Asset Mortgage Products, Inc. 2002-RS5 AI5, 5.41%, 09/25/32	507,078
	400,000	Saxon Asset Securities Trust 2000-3 AF4, 7.63%, 09/25/23	409,750

		Total Asset-Backed Securities	2,593,580

Corporates—6.85%[2]
Automotive—1.20%	300,000	DaimlerChrysler NA Holdings, 7.75%, 05/27/03	309,100

Finance—2.90%	280,000	Capital One Bank, 6.65%, 03/15/04	265,299
	2,000	Ford Motor Credit Co., 7.60%, 08/01/05	2,012
	180,000	Ford Motor Credit Co., 7.38%, 10/28/09	171,424
	30,000	Ford Motor Credit Co., 7.88%, 06/15/10	29,627
	30,000	Ford Motor Credit Co., 7.38%, 02/01/11	28,340
	150,000	General Motors Acceptance Corp., 6.13%, 08/28/07	151,199
	100,000	General Motors Acceptance Corp., 6.88%, 09/15/11	97,639

			745,540

Pipelines—1.67%	300,000	El Paso Corp., 7.00%, 05/15/11	198,338
	300,000	Williams Co., Inc., 9.25%, 03/15/04	229,500

			427,838

Telecommunications —1.08%	280,000	Citizens Communications, 9.25%, 05/15/11	277,686

		Total Corporates	1,760,164

Mortgage-Backed—32.06%[3]
Non-Agency Mortgage-Backed—2.71%	230,811	ABN Amro Mortgage Corp. 2002-1A 1A1, 5.85%, 06/25/32	237,385
	452,539	Norwest Asset Securities Corp. 1998-29 A5, 6.25%, 12/25/28	459,514

			696,899

U.S. Agency Mortgage-Backed—29.35%	1,702	Fannie Mae 545646, 7.00%, 09/01/26	1,787
	1,851	Fannie Mae 527247, 7.00%, 09/01/26	1,940
	717,006	Fannie Mae 549740, 6.50%, 10/01/27	748,854

Mortgage-Backed (continued)
U.S. Agency Mortgage-Backed (continued)	$ 3,139	Fannie Mae 545331, 7.00%, 07/01/29	$ 3,289
	511,553	Fannie Mae 253974, 7.00%, 08/01/31	535,593
	2,000	Fannie Mae 1998-45 PH, 5.75%, 11/18/21	2,030
	700,000	Freddie Mac 2149 LQ, 6.00%, 08/15/18	711,973
	350,000	Freddie Mac 1403 M, 6.50%, 12/15/21	357,678
	395,799	Freddie Mac 1588 QC, 6.50%, 10/15/22	413,115
	600,000	Freddie Mac 2029 PC, 6.00%, 05/15/23	614,186
	638,865	Freddie Mac 2058 TB, 6.25%, 12/15/23	644,296
	113,518	Freddie Mac 2093 SM, 12.00%, 02/15/24	117,349
	290,625	Freddie Mac 1710 Z, 6.10%, 03/15/24	296,332
	572,543	Freddie Mac Gold P60031, 6.50%, 07/01/14	602,334
	250,000	Freddie Mac Gold TBA, 5.50%, 10/15/17	257,500
	484,058	Freddie Mac Gold 190249, 6.50%, 10/01/23	505,298
	477,448	Freddie Mac Gold P50019, 7.00%, 07/01/24	501,470
	673,202	Government National Mortgage Association Pool 781477, 7.50%, 12/15/23	722,367
	479,437	Government National Mortgage Association Pool 780584, 7.00%, 06/15/27	504,415

			7,541,806

		Total Mortgage-Backed	8,238,705

U.S. Treasury Securities—37.04%
U.S. Treasury Notes—35.02%	1,100,000	U.S. Treasury Notes, 6.13%, 08/15/07	1,274,969
	812,000	U.S. Treasury Notes, 6.00%, 08/15/09	951,023
	5,215,000	U.S. Treasury Notes, 5.75%, 08/15/10	6,063,053
	557,000	U.S. Treasury Notes, 6.75%, 08/15/26	709,762

			8,998,807

U.S. Treasury Inflation Index —2.02%	420,000	U. S. Treasury Inflation Index, 4.25%, 01/15/10	518,208
		Total U.S. Treasury Securities	9,517,015

		Total Bonds (Cost $21,583,011)	22,109,464

Short Term Investments—16.61%
Commercial Paper—8.71%	400,000	Ford Motor Credit Co., 1.95%[4], 10/21/02	399,567
	1,210,000	General Electric Capital Corp., 1.75%[4], 10/08/02	1,209,588
	630,000	National Rural Utilities, 1.75%[4], 10/24/02	629,296

			2,238,451

See accompanying notes to financial statements.

Intermediate Bond Fund
Schedule of Portfolio Investments
September 30, 2002 (Unaudited)

	Principal Amount	Issues	Value

Short Term Investments (continued)
Money Market RIC—4.01%	$1,030,000	J.P. Morgan Institutional Prime Money Market	$ 1,030,000

U.S. Agency Discount Notes—3.89%	1,000,000	Fannie Mae, 1.68%[4], 10/25/02	998,880

		Total Short Term Investments
		(Cost $4,267,331)	4,267,331

		Total Investments—102.66%
		(Cost $25,850,342)[1]	26,376,795

		Cash and Other Assets, Less Liabilities—(2.66)%	(682,544)

		Net Assets—100.00%	$25,694,251

Notes: [1] Cost for Federal income tax purposes is $25,850,342 and net unrealized depreciation consists of:

Gross unrealized appreciation	$613,244
Gross unrealized depreciation	(86,791)

Net unrealized appreciation	$526,453

[2]  Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
[3]  Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.
[4]  Represents annualized yield at date of purchase.

(IO): Interest only

See accompanying notes to financial statements.

Metropolitan West Funds
Statements of Assets and Liabilities
September 30, 2002 (Unaudited)

	Total Return	Low Duration	AlphaTrak 500	Intermediate
	Bond Fund	Bond Fund	Fund	Bond Fund**
Assets:
Investments, at value (Cost $1,886,821,248, $683,281,651, $86,298,013, and $25,850,342, respectively) (Note 2)	$1,706,068,495	$636,355,632	$76,681,411	$26,376,795
Cash and cash equivalents (Note 2)	1,583,014	747,608	22,873	19,031
Dividends and interest receivable	23,091,009	4,659,035	616,280	165,413
Receivable for securities sold	22,936,945	6,990,536	1,901,000	250,000
Receivable for capital stock sold	3,931,593	1,112,005	848,858	0
Deferred unamortized organizational costs (Note 2)	0	0	2,839	0
Due from Adviser (Note 5)	0	0	10,113	1,381
Other assets	200,337	137,590	1,057	0

Total assets	1,757,811,393	650,002,406	80,084,431	26,812,620

Liabilities:
Payable for securities purchased	46,194,542	32,398,286	1,073,520	1,006,947
Payable for capital stock redeemed	28,407,002	3,396,143	86,736	0
Variation Margin (Note 3)	0	278,000	3,778,364	0
Due to Adviser (Note 5)	459,638	117,651	0	0
Accrued expenses	222,055	122,427	47,733	20,265
Accrued 12b-1 expenses	104,171	58,688	0	0
Distributions payable	7,377,292	2,029,429	0	91,157

Total liabilities	82,764,700	38,400,624	4,986,353	1,118,369

Net assets	$1,675,046,693	$611,601,782	$75,098,078	$25,694,251

Class M Shares:
Net assets (Applicable to 67,261,550, 42,263,356, 14,392,668, and 0 shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.01 par value)	$611,814,794	$392,494,075	$75,098,078	N/A

Net asset value, offering and redemption price per Class M share	$9.10	$9.29	$5.22	N/A

Class I Shares*:
Net assets (Applicable to 116,917,266, 23,585,716, 0, and 2,469,351 shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.01 par value)	$1,063,231,899	$219,107,707	N/A	$25,694,251

Net asset value, offering and redemption price per Class I share	$9.09	$9.29	N/A	$10.41

Net Assets Consist of:
Capital paid-in	$1,890,382,694	$670,608,888	$133,603,259	$24,943,566
Accumulated undistributed net investment income	0	0	1,220,446	0
Accumulated undistributed net realized (loss)/gain on investments and futures contracts	(34,583,248)	(11,656,306)	(41,798,455)	224,232
Net unrealized (depreciation)/appreciation on investments and futures contracts	(180,752,753)	(47,350,800)	(17,927,172)	526,453

	$1,675,046,693	$611,601,782	$75,098,078	$25,694,251

*	Class I shares commenced operations on March 31, 2000.
**	The Intermediate Bond Fund commenced operations on June 28, 2002.
N/A	— Not Applicable
See accompanying notes to financial statements.

Metropolitan West Funds
Statements of Operations
For the Period Ended September 30, 2002 (Unaudited)

	Total Return Bond Fund	Low Duration Bond Fund	AlphaTrak 500 Fund	Intermediate Bond Fund*

Investment Income:
Dividends	$0	$0	$1,022	$0
Interest	75,592,894	20,746,725	2,897,779	188,332

Total investment income	75,592,894	20,746,725	2,898,801	188,332

Expenses:
Investment advisory fees (Note 5)	3,272,253	1,053,919	110,353	15,225
Administration fees	571,348	230,774	40,666	1,679
Amortization of organizational expenses (Note 2)	0	0	1,929	0
Auditing and tax consulting fees	15,041	11,030	8,022	4,029
Custodian fees	105,716	45,584	11,362	1,007
Distribution fees	751,616	413,198	0	0
Insurance expenses	21,024	8,624	1,004	0
Legal fees	21,058	9,025	1,203	336
Miscellaneous expenses	8,022	6,518	752	336
Registration and filing fees	25,821	14,038	10,027	8,705
Reports to shareholders	24,066	14,038	5,264	2,854
Transfer agent fees	98,448	66,947	15,576	6,221
Trustees’ fees and expenses	16,796	6,518	752	168

Total operating expenses	4,931,209	1,880,213	206,910	40,560

Expenses waived and reimbursed (Note 5)	(64,807)	(96,590)	(5,116)	(21,420)

Net expenses	4,866,402	1,783,623	201,794	19,140

Net investment income	70,726,492	18,963,102	2,697,007	169,192

Realized and Unrealized Gain (Loss) on Investments and Future Contracts:
Net realized (loss)/gain on investments and futures contracts	(40,716,571)	(232,485)	(23,237,379)	224,232
Net change in unrealized (depreciation)/appreciation on investments	(131,861,534)	(43,438,569)	(9,725,667)	526,453
Net change in unrealized depreciation on futures contracts	0	(885,468)	(8,401,800)	0

Net realized and unrealized (loss)/gain on investments and futures contracts	(172,578,105)	(44,556,522)	(41,364,846)	750,685

Net (Decrease)/Increase in Net Assets from Operations	$(101,851,613)	$(25,593,420)	$(38,667,839)	$919,877

* The Intermediate Bond Fund commenced operations on June 28, 2002.

See accompanying notes to financial statements.

Metropolitan West Funds
Statements of Changes in Net Assets

	Total Return Bond Fund
	Six Months Ended September 30, 2002 (Unaudited)	Year Ended March 31, 2002
Operations:
Net investment income	$70,726,492	$103,852,345
Net realized (loss)/gain on investments and futures contracts	(40,716,571)	18,564,590
Net change in unrealized (depreciation) on investments	(131,861,534)	(66,524,529)

Net (decrease)/increase in net assets resulting from operations	(101,851,613)	55,892,406

Dividends and Distributions to Shareholders from:
Net investment income:
Class M	(26,659,678)	(40,487,581)
Class I	(44,066,814)	(63,361,449)
Realized gains on investments:
Class M	0	(6,291,571)
Class I	0	(9,106,610)

Net decrease in net assets resulting from distributions	(70,726,492)	(119,247,211)

Capital Share Transactions:
Class M:
Proceeds from sale of shares	200,966,022	499,653,154
Shares issued in reinvestment of dividends and distributions	21,517,567	42,927,332
Cost of shares redeemed	(236,930,498)	(251,219,740)

Total class M capital share transactions	(14,446,909)	291,360,746

Class I:
Proceeds from sale of shares	274,322,614	739,623,471
Shares issued in reinvestment of dividends and distributions	35,825,034	66,228,395
Cost of shares redeemed	(247,261,419)	(266,298,196)

Total class I capital share transactions	62,886,229	539,553,670

Net increase in net assets resulting from capital share transactions	48,439,320	830,914,416

Net increase in net assets	(124,138,785)	767,559,611
Net assets at beginning of period	1,799,185,478	1,031,625,867

Net assets at end of period (including undistributed net investment income of $0 and $0, respectively)	$1,675,046,693	$1,799,185,478

See accompanying notes to financial statements.

Metropolitan West Funds
Statements of Changes in Net Assets

	Low Duration Bond Fund
	Six Months Ended September 30, 2002 (Unaudited)	Year Ended March 31, 2002

Operations:
Net investment income	$18,963,102	$36,159,182
Net realized (loss) on investments and futures contracts	(232,485)	(3,486,122)
Net change in unrealized (depreciation) on investments	(43,438,569)	(8,475,789)
Net change in unrealized (depreciation)/appreciation on futures contracts	(885,468)	283,039

Net (decrease)/increase in net assets resulting from operations	(25,593,420)	24,480,310

Dividends and Distributions to Shareholders from:
Net investment income:
Class M	(11,551,246)	(16,798,301)
Class I	(7,411,856)	(19,360,881)
Realized gains on investments:
Class M	0	0
Class I	0	0

Net decrease in net assets resulting from distributions	(18,963,102)	(36,159,182)

Capital Share Transactions:
Class M:
Proceeds from sale of shares	140,115,912	385,012,181
Shares issued in reinvestment of dividends and distributions	9,932,648	16,183,205
Cost of shares redeemed	(154,798,720)	(136,039,839)

Total class M capital share transactions	(4,750,160)	265,155,547

Class I:
Proceeds from sale of shares	112,240,608	418,967,695
Shares issued in reinvestment of dividends and distributions	5,393,424	16,637,436
Cost of shares redeemed	(208,640,110)	(360,434,909)

Total class I capital share transactions	(91,006,078)	75,170,222

Net increase in net assets resulting from capital share transactions	(95,756,238)	340,325,769

Net increase in net assets	(140,312,760)	328,646,897
Net assets at beginning of period	751,914,542	423,267,645

Net assets at end of period (including undistributed net investment income of $0 and $0, respectively)	$611,601,782	$751,914,542

See accompanying notes to financial statements.

Metropolitan West Funds
Statements of Changes in Net Assets

	AlphaTrak 500 Fund
	Six Months Ended September 30, 2002 (Unaudited)	Year Ended March 31, 2002
Operations:
Net investment income	$2,697,007	$3,913,061
Net realized (loss) on investments and futures contracts	(23,237,379)	(8,911,312)
Net change in unrealized (depreciation)/appreciation on investments	(9,725,667)	224,201
Net change in unrealized (depreciation)/appreciation on futures contracts	(8,401,800)	5,911,249

Net (decrease)/increase in net assets resulting from operations	(38,667,839)	1,137,199

Dividends and Distributions to Shareholders from:
Net investment income	(2,603,855)	(3,571,394)
Realized gains on investments	0	0

Net decrease in net assets resulting from distributions	(2,603,855)	(3,571,394)

Capital Share Transactions:
Proceeds from sale of shares	39,098,899	55,320,116
Shares issued in reinvestment of dividends and distributions	2,515,596	3,563,680
Cost of shares redeemed	(11,993,962)	(24,067,432)

Net increase in net assets resulting from capital share transactions	29,620,533	34,816,364

Net increase in net assets	(11,651,161)	32,382,169
Net assets at beginning of period	86,749,239	54,367,070

Net assets at end of period (including undistributed net investment income of $1,220,446 and $1,127,294, respectively)	$75,098,078	$86,749,239

See accompanying notes to financial statements.

Metropolitan West Funds
Statements of Changes in Net Assets

Intermediate Bond Fund*
Period Ended September 30, 2002 (Unaudited)
Operations:
Net investment income	$169,192
Net realized gain on investments and futures contracts	224,232
Net change in unrealized appreciation on investments	526,453

Net increase in net assets resulting from operations	919,877

Dividends and Distributions to Shareholders from:
Net investment income	(169,192)
Realized gains on investments	0

Net decrease in net assets resulting from distributions	(169,192)

Capital Share Transactions:
Proceeds from sale of shares	24,967,913
Shares issued in reinvestment of dividends and distributions	77,889
Cost of shares redeemed	(102,236)

Net increase in net assets resulting from capital share transactions	24,943,566

Net increase in net assets	25,694,251
Net assets at beginning of period	0

Net assets at end of period (including undistributed net investment income of $0)	$25,694,251

* The Intermediate Bond Fund commenced operations on June 28, 2002.

See accompanying notes to financial statements.

Metropolitan West Funds
Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

	Total Return Bond Fund
	Class M	Class M	Class M	Class M	Class M	Class M
	Six Months Ended September 30, 2002# (Unaudited)	Year Ended March 31, 2002#	Year Ended March 31, 2001#	Year Ended March 31, 2000#	Year Ended March 31, 1999#	Year Ended March 31, 1998#

Net Asset Value, Beginning of Period	$9.95	$10.34	$10.08	$10.53	$10.49	$10.00

Income from Investment Operations:
Net investment income	0.36	0.73	0.92	0.78	0.71	0.73
Net realized and unrealized (loss)/gain on investments and futures contracts	(0.85)	(0.29)	0.26	(0.44)	0.19	0.60

Total from Investment Operations	(0.49)	0.44	1.18	0.34	0.90	1.33

Less Distributions:
Dividends from net investment income	(0.36)	(0.73)	(0.92)	(0.78)	(0.71)	(0.73)
Distributions from net capital gains on investments	0.00	(0.10)	0.00	(0.01)	(0.15)	(0.11)

Total Distributions	(0.36)	(0.83)	(0.92)	(0.79)	(0.86)	(0.84)

Net Asset Value, End of Period	$9.10	$9.95	$10.34	$10.08	$10.53	$10.49

Total Return	(5.05)%[2]	4.39%	12.46%	3.39%	8.84%	13.71%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$611,815	$692,279	$426,467	$250,794	$115,233	$24,983
Ratio of Expenses to Average Net Assets
Before expense reimbursement	0.66%[1]	0.68%	0.71%	0.77%	0.97%	1.99%
After expense reimbursement	0.65%[1]	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of Net Income to Average Net Assets
Before expense reimbursement	7.44%[1]	7.11%	9.10%	7.56%	6.60%	6.05%
After expense reimbursement	7.45%[1]	7.14%	9.16%	7.68%	6.92%	7.39%
Portfolio Turnover Rate	48%[2]	78%	205%	128%	136%	235%

[1]	Annualized
[2]	Non-annualized
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

See accompanying notes to financial statements.

Metropolitan West Funds
Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

	Total Return Bond Fund*
	Class I	Class I	Class I
	Six Months Ended September 30, 2002# (Unaudited)	Year Ended March 31, 2002#	Year Ended March 31, 2001#

Net Asset Value, Beginning of Period	$9.94	$10.34	$10.08

Income from Investment Operations:
Net investment income	0.37	0.75	0.94
Net realized and unrealized (loss)/gain on investments and futures contracts	(0.85)	(0.30)	0.26

Total from Investment Operations	(0.48)	0.45	1.20

Less Distributions:
Dividends from net investment income	(0.37)	(0.75)	(0.94)
Distributions from net capital gains on investments	0.00	(0.10)	0.00

Total Distributions	(0.37)	(0.85)	(0.94)

Net Asset Value, End of Period	$9.09	$9.94	$10.34

Total Return	(4.96)%[2]	4.51%	12.70%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$1,063,232	$1,106,907	$605,159
Ratio of Expenses to Average Net Assets
Before expense reimbursement	0.45%[1]	0.47%	0.50%
After expense reimbursement	0.44%[1]	0.44%	0.44%
Ratio of Net Income to Average Net Assets
Before expense reimbursement	7.65%[1]	7.32%	9.31%
After expense reimbursement	7.66%[1]	7.35%	9.37%
Portfolio Turnover Rate	48%[2]	78%	205%

*	The Total Return Bond Fund Class I shares commenced operations on March 31, 2000.
[1]	Annualized
[2]	Non-annualized
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

See accompanying notes to financial statements.

Metropolitan West Funds
Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

	Low Duration Bond Fund
	Class M	Class M	Class M	Class M	Class M	Class M
	Six Months Ended September 30, 2002# (Unaudited)	Year Ended March 31, 2002#	Year Ended March 31, 2001#	Year Ended March 31, 2000#	Year Ended March 31, 1999#	Year Ended March 31, 1998#
Net Asset Value, Beginning of Period	$9.87	$10.03	$9.99	$10.15	$10.18	$10.00

Income from Investment Operations:
Net investment income	0.25	0.63	0.80	0.72	0.66	0.65
Net realized and unrealized (loss)/gain on investments and futures contracts	(0.58)	(0.16)	0.04	(0.11)	(0.02)	0.19

Total from Investment Operations	(0.33)	0.47	0.84	0.61	0.64	0.84

Less Distributions:
Dividends from net investment income	(0.25)	(0.63)	(0.80)	(0.72)	(0.66)	(0.65)
Distributions from net capital gains on investments	0.00	0.00	0.00	(0.05)	(0.01)	(0.01)

Total Distributions	(0.25)	(0.63)	(0.80)	(0.77)	(0.67)	(0.66)

Net Asset Value, End of Period	$9.29	$9.87	$10.03	$9.99	$10.15	$10.18

Total Return	(3.33)%[2]	4.74%	8.89%	6.22%	6.54%	8.71%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$392,494	$424,441	$166,246	$367,943	$235,337	$135,313
Ratio of Expenses to Average Net Assets
Before expense reimbursement	0.61%[1]	0.64%	0.65%	0.66%	0.70%	0.93%
After expense reimbursement	0.58%[1]	0.58%	0.58%	0.58%	0.58%	0.58%
Ratio of Net Income to Average Net Assets
Before expense reimbursement	5.30%[1]	6.15%	8.01%	7.14%	6.49%	6.37%
After expense reimbursement	5.33%[1]	6.21%	8.08%	7.22%	6.61%	6.72%
Portfolio Turnover Rate	37%[2]	26%	53%	126%	73%	102%

[1]	Annualized
[2]	Non-annualized
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

See accompanying notes to financial statements.

Metropolitan West Funds
Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

	Low Duration Bond Fund*
	Class I	Class I	Class I
	Six Months Ended September 30, 2002# (Unaudited)	Year Ended March 31, 2002#	Year Ended March 31, 2001#
Net Asset Value, Beginning of Period	$9.87	$10.03	$9.99

Income from Investment Operations:
Net investment income	0.26	0.65	0.82
Net realized and unrealized (loss)/gain on investments and futures contracts	(0.58)	(0.16)	0.04

Total from Investment Operations	(0.32)	0.49	0.86

Less Distributions:
Dividends from net investment income	(0.26)	(0.65)	(0.82)
Distributions from net capital gains on investments	0.00	0.00	0.00

Total Distributions	(0.26)	(0.65)	(0.82)

Net Asset Value, End of Period	$9.29	$9.87	$10.03

Total Return	(3.24)%[2]	4.94%	9.10%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$219,108	$327,473	$257,021
Ratio of Expenses to Average Net Assets
Before expense reimbursement	0.42%[1]	0.45%	0.46%
After expense reimbursement	0.39%[1]	0.39%	0.39%
Ratio of Net Income to Average Net Assets
Before expense reimbursement	5.49%[1]	6.34%	8.20%
After expense reimbursement	5.52%[1]	6.40%	8.27%
Portfolio Turnover Rate	37%[2]	26%	53%

*	The Low Duration Bond Fund Class I shares commenced operations on March 31, 2000.
[1]	Annualized
[2]	Non-annualized
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

See accompanying notes to financial statements.

Metropolitan West Funds
Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

	AlphaTrak 500 Fund*
	Six Months Ended September 30, 2002# (Unaudited)	Year Ended March 31, 2002#	Year Ended March 31, 2001#	Year Ended March 31, 2000#	Period Ended March 31, 1999*#
Net Asset Value, Beginning of Period	$8.20	$8.47	$11.90	$11.40	$10.00

Income from Investment Operations:
Net investment income	0.20	0.48	0.75	0.63	0.44
Net realized and unrealized (loss)/gain on investments and futures contracts	(2.99)	(0.27)	(3.12)	1.43	1.22

Total from Investment Operations	(2.79)	0.21	(2.37)	2.06	1.66

Less Distributions:
Dividends from net investment income	(0.19)	(0.48)	(0.74)	(0.70)	(0.26)
Distributions from net capital gains on investments	0.00	0.00	(0.32)	(0.86)	0.00

Total Distributions	(0.19)	(0.48)	(1.06)	(1.56)	(0.26)

Net Asset Value, End of Period	$5.22	$8.20	$8.47	$11.90	$11.40

Total Return	(34.45)%[2]	2.66%	(21.20)%	19.28%	17.28%[2]

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$75,098	$86,749	$54,367	$26,931	$8,104
Ratio of Expenses to Average Net Assets
Before expense reimbursement	0.45%[1]	0.89%	0.88%	1.59%	3.39%[1]
After expense reimbursement	0.44%[1]	0.80%	0.63%	0.66%	0.72%[1]
Ratio of Net Income to Average Net Assets
Before expense reimbursement	5.88%[1]	5.64%	7.31%	5.56%	4.14%[1]
After expense reimbursement	5.89%[1]	5.73%	7.56%	6.49%	6.81%[1]
Portfolio Turnover Rate	44%[2]	23%	82%	280%	74%[2]

*	The AlphaTrak 500 Fund commenced operations on June 29, 1998.
[1]	Annualized
[2]	Non-annualized
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

See accompanying notes to financial statements.

Metropolitan West Funds
Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

Intermediate Bond Fund*
Period Ended September 30, 2002# (Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net investment income	0.09
Net realized and unrealized gain on investments and futures contracts	0.41

Total from Investment Operations	0.50

Less Distributions:
Dividends from net investment income	(0.09)
Distributions from net capital gains on investments	0.00

Total Distributions	(0.09)

Net Asset Value, End of Period	$10.41

Total Return	4.98%[1]

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$25,694
Ratio of Expenses to Average Net Assets
Before expense reimbursement	0.92%[1]
After expense reimbursement	0.44%[1]
Ratio of Net Income to Average Net Assets
Before expense reimbursement	3.36%[1]
After expense reimbursement	3.85%[1]
Portfolio Turnover Rate	50%[2]

*	The Intermediate Bond Fund commenced operations on June 28, 2002.
[1]	Annualized
[2]	Non-annualized
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

See accompanying notes to financial statements.

Metropolitan West Funds
Notes to Financial Statements
September 30, 2002
(Unaudited)

1.	SUMMARY OF ORGANIZATION

The Metropolitan West Funds (the “Trust”) is an open-end management investment company organized as a Delaware business trust on December 9, 1996 and registered under the Investment Company Act of 1940, as amended. Metropolitan West Asset Management, LLC (the “Adviser”), a registered investment adviser, provides the Funds with investment management services. The Trust currently consists of six separate diversified portfolios (each a “Fund” and collectively, the “Funds”): Metropolitan West Total Return Bond Fund (the “Total Return Bond Fund”), Metropolitan West Low Duration Bond Fund (the “Low Duration Bond Fund”), Metropolitan West Intermediate Bond Fund (the “Intermediate Bond Fund”), Metropolitan West High Yield Bond Fund (the “High Yield Bond Fund”), Metropolitan West AlphaTrak 500 Fund (the “AlphaTrak 500 Fund”) and the Metropolitan West Short-Term Investment Fund (the “Short-Term Investment Fund”). The Total Return Bond Fund and Low Duration Bond Fund commenced investment operations on March 31, 1997. Effective March 31, 2000, the Low Duration Bond Fund and the Total Return Bond Fund offered two classes of shares: Class M (existing shares) and Class I shares. The AlphaTrak 500 Fund commenced investment operations on June 29, 1998. The Intermediate Bond Fund – Class I commenced operations on June 28, 2002. The High Yield Bond Fund – Class M commenced operations on September 30, 2002 and is not included in this report. The Short-Term Investment Fund was not operational at September 30, 2002.

The Total Return Bond Fund seeks to maximize long-term total return. This Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of two to eight years. The dollar-weighted average maturity is expected to range from two to fifteen years.

The Low Duration Bond Fund seeks to maximize current income, consistent with preservation of capital. This Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration up to three years. The Fund’s dollar-weighted average maturity is expected to range from one to five years.

The AlphaTrak 500 Fund seeks to achieve a total return that exceeds the total return of the Standard & Poor’s 500 Index (“S&P 500 Index”). The Fund invests in S&P 500 Index futures contracts backed by a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of up to three years. The Fund’s dollar-weighted average maturity is expected to range from one to five years.

The Intermediate Bond Fund seeks to maximize current income, consistent with preservation of capital. This Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of one to six years. The Fund’s dollar-weighted average maturity is expected to range from three to seven years.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds:

Security Valuation:
Fixed-income securities for which market quotations are readily available are valued at the average of the latest bid and asked prices. However, securities with a demand feature exercisable within one to seven days are valued at par. The Funds receive pricing information from independent pricing vendors approved by the Board of Trustees. The Funds also use a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board of Trustees. This report uses bid quotations received from broker-dealers to value securities that have been priced during the reporting period using benchmark pricing. Debt securities which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value). S&P 500 futures contracts are valued at the first sale price after 4 p.m. EST on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange which it is traded. Equity securities, including depository receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities

Notes to Financial Statements (continued)

are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board of Trustees.

Securities Transactions and Investment Income:
Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the first-in first-out method for both financial statement and Federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Discounts and premiums on securities are amortized using the interest method.

Organization Costs:
For the AlphaTrak 500 Fund, organization costs are being amortized on a straight-line basis over five years starting from the date of commencement of operations.

Distributions to Shareholders:
The Funds (except the AlphaTrak 500 Fund) expect to declare dividends daily and pay them monthly to shareholders. The AlphaTrak 500 Fund expects to declare and pay dividends to shareholders quarterly. Distributions of net capital gains, if any, will be made at least annually. The Board of Trustees may determine to declare dividends and make distributions more or less frequently.

Federal Income Taxation:
It is each Fund’s policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no Federal income tax provision is required.

Dividends and other distributions to shareholders are recorded on the ex-dividend date. Income and long term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are due primarily to timing differences and differing characterization of distributions made by a Fund.

Cash and cash equivalents:
The Funds have defined cash and cash equivalents as cash in interest bearing and non-interest bearing accounts.

Use of estimates:
In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.	PORTFOLIO INVESTMENTS

The Funds may invest in mortgage pass-through securities which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.

Payment of principal and interest on some mortgage-related securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by GNMA) or by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by FNMA or the FHLMC, which are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

Notes to Financial Statements (continued)

The Funds may also invest in Collateralized Mortgage Obligations (“CMO”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit (“REMIC”). CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments.

The Funds may invest in stripped mortgage-backed securities issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). During the period ended September 30, 2002, certain interest only securities were held as part of the overall mortgage portfolio holdings. The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs. Such securities will be considered liquid only if so determined in accordance with guidelines established by the Trustees. The Funds also may invest in stripped mortgage-backed securities that are privately issued. These securities will be considered illiquid for purposes of each Fund’s limit on illiquid securities.

The Funds may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Fund to make or take delivery of a financial instrument or the cash value of a security index at a specified future date at a specified price. The Funds may use futures contracts to manage exposure to the stock and bond markets or changes in interest rates and currency values, or for gaining exposure to markets. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Adviser to the Fund may be attempting to sell some or all the Fund holdings or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Fund, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires. The statement of operations reflects net realized and net unrealized gains and losses on these contracts.

In addition to the securities listed above, the AlphaTrak 500 Fund may invest in the following equity derivative instruments with a notional or contractual value up to its total assets: S&P 500 Index futures contracts, Mini S&P 500 Index futures contracts, options on the S&P 500 Index and S&P futures, and swap agreements involving the S&P 500 Index. When the above listed S&P Index derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest up to 100% in the common stocks that comprise the S&P 500 Index. The Fund may also invest up to 25% of its total assets in these stocks indirectly by purchasing interests in one or more mutual funds, asset pools, or trusts that invest in such stocks.

4.	SECURITIES TRANSACTIONS

Purchases and sales:
Investment transactions for the period ended September 30, 2002, excluding temporary short-term investments, were as follows:

	Purchases	Sales

Total Return Bond Fund	$816,875,708	$828,429,336

Low Duration Bond Fund	221,631,751	289,358,409

AlphaTrak 500 Fund	32,281,113	29,840,624

Intermediate Bond Fund	31,460,184	9,829,899

Notes to Financial Statements (continued)

5.	INVESTMENT ADVISORY SERVICES

As compensation for advisory services, the Adviser charges the Total Return Bond Fund, the Low Duration Bond Fund, and the Intermediate Bond Fund a fee, computed daily and payable monthly, at an annual rate of 0.35%, 0.30%, and 0.35%, respectively, of each Fund’s average daily net assets. The Adviser charges the AlphaTrak 500 Fund a base fee of 0.35% of the Fund’s average daily net assets. The base fee may be adjusted upward or downward (by up to 0.35% of the Fund’s average daily net assets), depending on whether, and to what extent, the investment performance of the AlphaTrak 500 Fund, for the relevant performance period, exceeds or is exceeded by, the performance of the S&P 500 Index over the same period. Under this agreement, the base fee was decreased by 0.11% resulting in $110,353 of total management fees, for the period ended September 30, 2002. Certain officers and trustees of the Funds are also officers and directors of the Adviser. Such officers and trustees serve without direct compensation from the Funds. Investment advisory fees and other transactions with affiliates, for the period ended September 30, 2002, were as follows:

	Investment Advisory Fee Rate		Voluluntary Expense Limitation
	Class M	Class I	Class M	Class I

Total Return Bond Fund	0.35%	0.35%	0.65%	0.44%

Low Duration Bond Fund	0.30	0.30	0.58	0.39

AlphaTrak 500 Fund	0.00 - 0.70	N/A	0.20 - 0.90	N/A

Intermediate Bond Fund	N/A	0.35	N/A	0.44

6.	SHARE MARKETING (12b-1) PLAN

The Trust has a Share Marketing Plan (or “the Plan”) pursuant to Rule 12b-1 of the 1940 Act with respect to the AlphaTrak 500 Fund and Class M shares of the Total Return Bond Fund and the Low Duration Bond Fund. The Total Return Bond Fund and Low Duration Bond Fund began accruing for Rule 12b-1expenses on April 1, 2000. Under the Plan, the Trust reimburses the Distributor, as the Trust’s distribution coordinator, at an annual rate up to 0.25% of the Fund’s aggregate average daily net assets to reimburse expenses in connection with the promotion and distribution of shares of the respective Fund. The Adviser has undertaken to limit the Rule 12b-1 expenses to 0.21% for the Total Return Bond Fund and 0.19% for the Low Duration Bond Fund for the fiscal year ending March 31, 2003. The AlphaTrak 500 Fund is currently waiving all Rule 12b-1 fees.

Notes to Financial Statements (continued)

7.	CAPITAL SHARE TRANSACTIONS

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.01 per share. Transactions in shares of beneficial interest were as follows:

	Total Return Bond Fund
	Class M		Class I
	Period Ended September 30, 2002 (Unaudited)	Year Ended March 31, 2002	Period Ended September 30, 2002 (Unaudited)	Year Ended March 31, 2002
Change in Fund shares:
Shares outstanding at beginning of period	69,601,095	41,246,377	111,318,380	58,541,689
Shares sold	20,554,872	48,636,805	28,324,069	72,171,143
Shares issued through reinvestment of dividends	2,256,981	4,197,977	3,762,118	6,478,840
Shares redeemed	(25,151,398)	(24,480,064)	(26,487,301)	(25,873,292)

Net (decrease)/increase in fund shares	(2,339,545)	28,354,718	5,598,886	52,776,691

Shares outstanding at end of period	67,261,550	69,601,095	116,917,266	111,318,380

	Low Duration Bond Fund
	Class M		Class I
	Period Ended September 30, 2002 (Unaudited)	Year Ended March 31, 2002	Period Ended September 30, 2002 (Unaudited)	Year Ended March 31, 2002
Change in Fund shares:
Shares outstanding at beginning of period	43,014,807	16,578,511	33,176,971	25,623,206
Shares sold	14,491,069	38,433,015	11,593,234	41,802,266
Shares issued through reinvestment of dividends	1,039,905	1,617,190	563,807	1,659,584
Shares redeemed	(16,282,425)	(13,613,909)	(21,748,296)	(35,908,085)

Net (decrease)/increase in Fund shares	(751,451)	26,436,296	(9,591,255)	7,553,765

Shares outstanding at end of period	42,263,356	43,014,807	23,585,716	33,176,971

				Intermediate Bond Fund
		Alpha Trak 500 Fund		Class I
		Period Ended September 30, 2002 (Unaudited)	Year Ended March 31, 2002	Period Ended September 30, 2002 (Unaudited)
Change in Fund shares:
Shares outstanding at beginning of period		10,574,517	6,416,853	0
Shares sold		5,380,399	6,681,097	2,471,729
Shares issued through reinvestment of dividends		355,767	437,007	7,587
Shares redeemed		(1,918,015)	(2,960,440)	(9,965)

Net increase in Fund shares		3,818,151	4,157,664	2,469,351

Shares outstanding at end of period		14,392,668	10,574,517	2.469,351

Notes to Financial Statements (continued)

8.	FEDERAL TAX INFORMATION

Capital Loss Carryforwards:
At March 31, 2002 the Funds had available for Federal income tax purposes unused capital losses as follows:

Fund	Expiring in 2009	Expiring in 2010

Total Return Bond Fund	$0	$0
Low Duration Bond Fund	3,331,863	7,389,225
AlphaTrak 500 Fund	2,732,213	15,738,725

Post-October Loss
Under the current tax law, capital losses realized after October 31 and prior to the Funds’ fiscal year end may be deferred and treated as occurring on the first day of the following fiscal year. For the period ended March 31, 2002, the Funds had no deferred capital losses.

Board of Trustees
Scott B. Dubchansky
David H. Edington
Keith T. Holmes
Martin Luther King III
Daniel D. Villanueva

Officers
Scott B. Dubchansky
Chairman of the Board, President, and
Principal Executive Officer

Joseph D. Hattesohl
Treasurer

Arlana D. Williams
Assistant Treasurer and Principal Accounting and
Financial Officer

Lara E. Mulpagano
Secretary

James E. Menvielle
Assistant Treasurer

Adviser:
Metropolitan West Asset Management, LLC
11766 Wilshire Boulevard, Suite 1580
Los Angeles, CA 90025

Custodian:
The Bank of New York
100 Church Street, 10th Floor
New York, NY 10286

Transfer Agent:
PFPC Inc.
P.O. Box 61503
King of Prussia, PA 19406

Auditors:
Deloitte & Touche LLP
350 S. Grand Avenue, Suite 200
Los Angeles, CA 90071

Distributor:
PFPC Distributors, Inc.
3200 Horizon Drive
King of Prussia, PA 19406

Legal Counsel:
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, CA 94105-3441

For Additional Information about the
Metropolitan West Funds call:
(310) 966-8900 or
(800) 241-4671 (toll-free)

This report is submitted for general information to the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds’ objectives, policies, expenses and other information.
METSAR-02